Securities Act File No. __________
    As filed with the Securities and Exchange Commission on October 31, 2003

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [ ]

               Exact Names of Registrants as Specified in Charter:

         AUL American Unit Trust                    OneAmerica Funds, Inc.

                            Exact Name of Depositor:
                     American United Life Insurance Company

                     Address of Principal Executive Offices:
                               One American Square
                           Indianapolis, Indiana 46282

                  Registrant's Area Code and Telephone Number:
                                  317.285.1877

                     Name and Address of Agent for Service:
                              John C. Swhear, Esq.
                     American United Life Insurance Company
                               One American Square
                           Indianapolis, Indiana 46282

                                   Copies to:
                                Keith T. Robinson
                                  Dechert LLP
                              1775 I Street, N.W.
                          Washington, D.C. 20006-2401
                            Telephone: 202.261.3386

Title of Securities Being Registered: Units of interest in separate account funding group variable annuity contracts; and shares of common stock.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 30, 2003 pursuant to Rule 488 under the Securities Act of 1933.

                    American United Life Pooled Equity Fund B
                              One American Square
                          Indianapolis, Indiana 46282
                                 (317) 285-1877

                                                               November 30, 2003
Dear Participant:

     Enclosed you will find a Notice and Proxy Statement/Prospectus for a special meeting of Participants of American United Life Pooled Equity Fund B ("Fund B") to be held on February 2, 2004. There is an important matter on which you, as a Participant in Fund B, are being asked to vote -- approval of a reorganization of Fund B into a sub-account of AUL American Unit Trust, a unit investment trust. The sub-account will invest all of its assets in OneAmerica Value Portfolio, a series of OneAmerica Funds, Inc. After reviewing this matter carefully, the Board of Managers of Fund B unanimously recommends that you vote FOR the proposal. Your vote is important regardless of the number of votes that you hold. Please take a few minutes to review this material, cast your vote on the enclosed proxy and return it in the enclosed postage-paid envelope. Your prompt response is needed so that the necessary quorum and vote can be obtained. It is important that your vote be received prior to the special meeting.

     We appreciate your participation and prompt response in this matter, and thank you for your continued support. Sincerely,


                                                        /s/ R. Stephen Radcliffe
                                                        Chairman of the Board of
                                                        Managers

                    American United Life Pooled Equity Fund B
                              One American Square
                          Indianapolis, Indiana 46282
                                 (317) 285-1877

                  Notice of the Special Meeting of Participants of American United Life Pooled Equity Fund B
                         to be held on February 2, 2004


To the Participants:

The Board of Managers of American United Life Pooled Equity Fund B ("Fund B") hereby gives notice that it intends to hold a special meeting of Participants at the home office of American United Life Insurance Company at One American Square, Indianapolis, Indiana 46282, on February 2, 2004 at 10:00 a.m., Eastern Standard Time, as adjourned from time to time. The special meeting is for the purpose of considering and acting on the following matters, as described in the accompanying Proxy Statement/Prospectus:

1. To approve an Agreement and Plan of Reorganization and related transactions whereby Fund B will be reorganized into a new sub-account of AUL American Unit Trust, a separate account registered under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. The sub-account will invest all of its assets in Class O shares of the OneAmerica Value Portfolio, a series of OneAmerica Funds, Inc., a mutual fund registered under the 1940 Act; and

2. To consider and act upon such other business as may properly come before the special meeting or any adjournment(s) or postponement(s) thereof.

After careful consideration, the Board of Managers of Fund B unanimously approved the proposals and recommends that Participants vote "FOR" the proposals. The matters referred to above are discussed in detail in the Proxy Statement/Prospectus attached to this Notice. The Board of Managers of Fund B has fixed the close of business on November 7, 2003 as the record date for determining Participants entitled to notice of and to vote at the special meeting, and any adjournment thereof. Each Accumulation Unit of Fund B is entitled to one vote, with fractional votes for fractional units. The enclosed proxy is being solicited by the Board of Managers of Fund B.

You are cordially invited to attend the special meeting. Whether or not you plan to attend the special meeting, please complete, sign, and return the enclosed proxy promptly so that you will be represented at the special meeting. If you have returned a proxy and are present at the special meeting, you may change the vote specified in the proxy at that time. However, attendance at the special meeting, by itself, will not revoke a previously tendered proxy.

                                               By Order of the Board of Managers


                                               /s/ John C. Swhear
                                               Assistant Secretary to the Board

Indianapolis, Indiana
November 30, 2003

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1

SUMMARY........................................................................3
   The Proposed Reorganization.................................................3
   Comparison of Investment Objectives, Strategies and Management..............4
   Comparison of Principal Risk Factors........................................4

COMPARISON OF FUND B AND THE VALUE PORTFOLIO...................................6
   Principal Investment Strategies.............................................6
   Comparison of Portfolio Characteristics.....................................8
   Comparison of Performance...................................................9
   Comparison of Investment Restrictions.......................................9

Comparison OF Fees and Expenses...............................................12
   Operating Expenses.........................................................12
   Fee Table..................................................................12
   Example....................................................................13

THE PROPOSED REORGANIZATION...................................................13
   Description of the Reorganization..........................................13
   Federal Tax Consequences of the Reorganization.............................14
   Reasons for the Proposed Transactions......................................14

ADDITIONAL INFORMATION........................................................16
   Value Portfolio Risk/Return Information....................................16
   Management of Fund B and the Value Portfolio...............................17
   Additional Information About OneAmerica Funds, Inc.........................18
   Additional Information About Fund B........................................18
   Additional Information About AUL and AUL American Unit Trust...............18
   Actual and Pro Forma Capitalization........................................19

SUPPLEMENTARY FINANCIAL INFORMATION...........................................19
   Financial Highlights for Fund B............................................19
   Financial Highlights for the Value Portfolio...............................21
   Financial Highlights for the New Account...................................22

GENERAL INFORMATION...........................................................22
   Proxy Solicitation.........................................................22
   Availability of Certain Other Information..................................23
   Other Matters..............................................................23
   Participant Proposals......................................................23

APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

APPENDIX C...................................................................C-1

PART B.........................................................................I

PROXY OF PARTICIPANT..........................................................II

                           PROXY STATEMENT/PROSPECTUS

Proxy Statement of:                                  Prospectus of:
American United Life Pooled Equity Fund B            OneAmerica Funds, Inc.
One American Square                                          and
Indianapolis, Indiana 46282                          AUL American Unit Trust
(317) 285-1877                                       Indianapolis, Indiana 46282
                                                     (317) 285-1877

INTRODUCTION

The Board of Managers of American United Life Pooled Equity Fund B ("Fund B") is furnishing this Proxy Statement/Prospectus to Participants in Fund B, to solicit the enclosed proxies for use at the special meeting of Participants at the home office of American United Life Insurance Company ("AUL") at One American Square, Indianapolis, Indiana 46282, on February 2, 2004 at 10:00 a.m., Eastern Standard Time, as adjourned from time to time (the "Meeting"). The Meeting is being held for the purposes set forth in the accompanying Notice.

This Proxy Statement/Prospectus provides you with information about, and seeks your approval of, a proposed reorganization of Fund B into a new sub-account (the "New Account") of AUL American Unit Trust, a separate account registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). The New Account will invest all of its assets in Class O shares of the OneAmerica Value Portfolio ("Value Portfolio"), a series of OneAmerica Funds, Inc., an open-end management investment company (commonly referred to as a "mutual fund") registered under the 1940 Act. If Participants approve the reorganization, then immediately following the consummation of the reorganization, each Participant will have an interest in the New Account equal in value to that Participant's interest in Fund B immediately prior to the reorganization. Following the reorganization, Fund B will liquidate and terminate its existence.

This combined Proxy Statement/Prospectus concisely sets forth information about the reorganization, and the proposed future operation of the New Account and the Value Portfolio, that Participants should know before casting their votes. A Statement of Additional Information dated November 30, 2003 relating to this Proxy Statement/Prospectus is incorporated by reference into this Proxy Statement/Prospectus. Please retain this Proxy Statement/Prospectus for future reference. For more information about the investment objectives, strategies and risks of the Value Portfolio, please refer to the prospectus for OneAmerica Funds, Inc., which is attached hereto as Exhibit B and incorporated herein by reference.

AUL will furnish, without charge, a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus, as well as the Annual Report dated December 31, 2002 and Semi-Annual Report dated June 30, 2003 of Fund B or OneAmerica Funds, Inc., to a Participant upon request. The Annual and Semi-Annual Reports were filed electronically with the Securities and Exchange Commission and are incorporated by reference herein. Please direct such a request to American United Life Insurance Company, One American Square, Indianapolis, Indiana 46282, Attention: Linda Kientz (telephone 317-285-1877).

You may also obtain proxy materials, reports and other information filed by Fund B, AUL American Unit Trust, or OneAmerica Funds, Inc. from the SEC's Public Reference Section (1-202-942-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

The SEC has not approved or disapproved these securities, or determined that this proxy statement/prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Date:  November 30, 2003

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, please consult the Agreement and Plan of Reorganization (the "Reorganization Plan"), which is attached hereto as Appendix A, and the prospectus of OneAmerica Funds, Inc. which is attached hereto as Appendix B and incorporated herein by reference. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Plan.

The Proposed Reorganization

On September 22, 2003, the Board of Managers of Fund B and the Board of Directors of OneAmerica Funds, Inc. approved the Reorganization Plan. Subject to the approval of Participants, the Reorganization Plan provides for a transfer of all assets and liabilities of Fund B to the New Account, which will simultaneously use the net assets (as adjusted for liabilities relating to insurance charges) to purchase Class O shares of the Value Portfolio. Immediately after the reorganization, interests in the New Account will have a value identical to the value of the Participants' interests in Fund B immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and currently supported by the assets of Fund B will be supported by the assets of the New Account after the reorganization. Please refer to Appendix C for additional information about the Contracts.

The reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having two comparable investment vehicles offered by AUL, as well as to assist in achieving economies of scale and increased investment opportunities for Participants. Participants are also expected to benefit from the larger asset base that will result from the reorganization.

After careful consideration, the Board of Managers unanimously approved the proposed reorganization. The Board of Managers recommends that you vote "FOR" the proposed reorganization.

In considering whether to approve the reorganization, you should note that:

o As described below, Fund B has investment objectives and policies that are substantially similar to the investment objectives and policies of the Value Portfolio;

o Fund B and the Value Portfolio have the same investment adviser and portfolio manager;

o There will be no change in the value of your Contract and no change in your benefits under the Contract as a result of the reorganization. The reorganization also will not affect the features of the Contracts; and

o The reorganization should not result in adverse tax consequences to Participants.


In the event that Participants do not approve the reorganization, Fund B will continue to operate as a separate management investment company registered under the 1940 Act, and its Board of Managers will determine what further action, if any, to take.

Expenses Associated with the Reorganization

AUL will pay for the costs and expenses associated with effecting the reorganization. The charges provided for in the Contracts will not increase as a result of the reorganization. The current level of operating expenses for the Value Portfolio are higher than the operating expenses (other than the mortality and expense risk and other separate account and contract-related charges) of Fund B. However, if the reorganization is approved, AUL will limit the New Account's expenses to ensure that Participants do not incur post-reorganization expenses that are higher than their pre-reorganization expenses. AUL will effect this expense limitation by making any necessary adjustments so that the New Account's total annual expenses (as a percentage of average net assets) will never exceed Fund B's total annual expenses (as a percentage of average net assets) for the year ended December 31, 2002. See "Comparison of Fees and Expenses" and "Supplementary Financial Information" below.

Comparison of Investment Objectives, Strategies and Management

The following describes the investment objectives, principal investment strategies, and management of Fund B and the Value Portfolio, each of which are substantially similar. Further, there can be no assurance that either Fund B or the Value Portfolio will achieve its stated investment objective.



                                                    Fund B                         Value Portfolio
------------------------------------- ----------------------------------- -----------------------------------

Investment Objective                  Long-term capital appreciation.     Long-term capital appreciation.
                                      A secondary investment objective    The Value Portfolio seeks current
                                      is the production of current        investment income as a secondary
                                      income.                             investment objective.
------------------------------------- ----------------------------------- -----------------------------------
Principal Investment Strategies       Fund B invests primarily in         The Value Portfolio invests
                                      common stocks, but may also         primarily in equity securities
                                      include preferred stocks and        selected on the basis of
                                      debentures which may or may not     fundamental investment research
                                      be convertible into common stocks   for their long-term growth
                                      or be accompanied by warrants for   prospects.  Using a bottom-up
                                      the purchase of common stock.       approach, the portfolio
                                                                          concentrates on companies which
                                                                          appear undervalued compared to
                                                                          the market and their own historic
                                                                          valuation levels. Both
                                                                          quantitative and qualitative
                                                                          tools are utilized focusing on a
                                                                          "value" based equity strategy.
------------------------------------- ----------------------------------- -----------------------------------

Investment Adviser                    American United Life Insurance      American United Life Insurance
                                      Company (R)                         Company (R)
------------------------------------- ----------------------------------- -----------------------------------

Portfolio Manager                     Kathryn Hudspeth, CFA               Kathryn Hudspeth, CFA
------------------------------------- ----------------------------------- -----------------------------------

Comparison of Principal Risk Factors

The principal risk factors involved in investing in the New Account and, therefore, indirectly in the Value Portfolio are substantially similar to the principal risk factors currently associated with an investment in Fund B. Those risk factors are that the investments made by the Value

Portfolio  may  not   appreciate  in  value  or  will,  in  fact,   lose  value.
Specifically, an investment in the New Account and the Value Portfolio is subject to the following types of investment risk, among others:

Market Risk. The Value Portfolio, which invests primarily in equities, may be particularly subject to the potential risks (and rewards) and volatility of investing in equities. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Value Portfolio may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Value Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in current exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

Interest Rate Risk. The Value Portfolio may invest in fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates, which currently are at or near historic lows. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the portfolio invests. Rising interest rates, which may be expected to lower the value of the fixed income instruments and negatively impact the operations of issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk. Investments of the Value Portfolio, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which it invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Value Portfolio's shares if it invests in the company's securities.

Derivatives Risk. The Value Portfolio may invest in "derivatives," which are financial instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The Value Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of the Value Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Value Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the Value Portfolio will be able to engage in these transactions to reduce exposure to other risks.

Defensive Strategy. If AUL believes that economic or other market conditions, such as excessive volatility or sharp market declines, requires taking a defensive position to preserve or maintain the assets of the Value Portfolio, then the Value Portfolio may purchase securities of a different type or types than it ordinarily would purchase, even if such purchases are contrary to the investment objective or objectives of the Value Portfolio. Taking such a defensive position could prevent the Value Portfolio from attaining its investment objectives, or cause it to miss out on some or all of an upswing in the securities market.

Other Risks. In addition to these risks, by investing in the New Account and, therefore, indirectly in the Value Portfolio, Participants will be exposed to certain risk factors that currently are not associated with investing in Fund B. For example, although unlikely, the Value Portfolio may fail to qualify as a regulated investment company in any particular year and may thereby incur federal tax liability on income and capital gains distributed to shareholders. In that case, the Contracts would also fail to qualify as annuity contracts for federal income tax purposes, resulting in the loss of their tax-favored status. This would adversely affect the investment performance of the Value Portfolio and, therefore, the investment experience of Participants.


COMPARISON OF FUND B AND THE VALUE PORTFOLIO

Principal Investment Strategies

The Board of Managers of Fund B believes that because the investment objectives, strategies and risks of Fund B are substantially similar, but not identical, to those of the Value Portfolio, Participants should find the Value Portfolio attractive because the Value Portfolio is designed for investors who want to keep expenses low while seeking long-term growth of capital through a portfolio of equity securities.

Fund B

Fund B invests primarily in stocks. However, Fund B may also invest in preferred stocks and debentures which may or may not be convertible into common stocks or be accompanied by warrants for the purchase of common stocks. AUL may determine that other types of investments are more advantageous due to general economic conditions or for other reasons. In that event, Fund B may temporarily invest in other types of investments, such as bonds, notes, or other evidences of indebtedness, including U.S. Government securities, issued publicly, of a type customarily purchased for investment by institutional investors.

Currently, Fund B's investment policy is to invest directly in individual securities selected by AUL, the investment adviser of Fund B. It is currently a fundamental investment restriction of

Fund B that Fund B may not invest more than 5% of its assets in any one issuer (except obligations of the United States Government and instrumentalities thereof). Up to 25% of Fund B's total assets may be invested without regard to such 5% limitation. Investment in securities of other investment companies will not be made with the exception of participation in a money market fund to facilitate the management of Fund B liquidity. Such investments, together with all other investments for which market disposition is not readily available, will not exceed 10% of the value of Fund B, which is acceptable under current federal securities laws. The Board of Managers of Fund B will deem approval of the reorganization by Participants as approval to change these investment policies and restrictions of Fund B to the extent necessary to effect the reorganization.

Value Portfolio

The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. Using a bottom-up approach, the Value Portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, and growth potential. The Value Portfolio also focuses on high quality companies that have been able to produce profits for shareholders over the long term. Other important considerations include management ability, insider ownership and industry position.

In addition to extensive fundamental analysis, AUL, the Value Portfolio's investment adviser, also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

Normally, at least 65% of the portfolio's assets will be common stocks listed on a national securities exchange or traded over-the-counter. The portfolio may invest up to 35% of its assets in other instruments and investment techniques such as American Depository Receipts, preferred stock, debentures that can be converted to common stock or that have rights to buy common stock in the future, nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements. When AUL believes that financial, economic, or market conditions require a defensive strategy, the Value Portfolio may buy more nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements.

To meet its secondary objective of current income, the Value Portfolio may also buy and sell options on securities and securities indices, although it will do so only for purposes of trying to generate current income or to hedge portfolio risks, and not for speculative purposes.

Comparison of Portfolio Characteristics

The following tables compare certain characteristics of Fund B and the Value Portfolio as of December 31, 2002:

                                                                              Fund B              Value Portfolio
--------------------------------------------------------------------- ----------------------- ------------------------
Net Assets                                                                  $3,623,281             $127,527,057
Number of Holdings                                                              48                      50
Portfolio Turnover Rate                                                        16%                      11%
Sector Diversification (as a percentage of net assets)
         Common Stock
                  Aerospace                                                    4.6%                    4.4%
                  Apparel                                                     10.6%                    10.5%
                  Automotive & Auto Parts                                      8.4%                    9.1%
                  Banks and Financial Services                                 7.8%                    7.1%
                  Cement and Aggregates                                        2.4%                    2.4%
                  Chemicals                                                    1.7%                    1.9%
                  Computer Hardware & Software                                 6.8%                    6.8%
                  Electrical Equip & Electronics                               6.2%                    5.9%
                  Furniture                                                    4.2%                    4.1%
                  Health Care & Pharmaceuticals                                3.7%                    3.6%
                  Housing                                                      2.6%                    2.4%
                  Manufacturing                                                3.7%                    3.7%
                  Metals & Mining                                              5.3%                    5.3%
                  Oil & Oil Services                                           7.2%                    7.0%
                  Paper & Forest Products                                      2.3%                    2.3%
                  Restaurants                                                  3.3%                    3.2%
                  Retail                                                       2.7%                    2.6%
                  Telecommunications Services & Equipment                      5.4%                    5.1%
                  Transportation                                               3.9%                    4.5%
                  Miscellaneous                                                1.8%                    1.5%
         Money Market Mutual Funds                                             5.4%                    4.0%


                                                Top 10 Holdings (as a % of net assets)

------------------------------------------------------------ ---------------------------------------------------------
                          Fund B                                                 Value Portfolio

TBC                                       3.8%               TBC                                       3.3%
Carlisle                                  3.4%               Carlisle                                  3.2%
Bank One                                  3.2%               Reebok                                    3.2%
Reebok                                    3.1%               Hewlett Packard                           2.9%
Hewlett Packard                           2.9%               Autodesk                                  2.8%
Baldor Electric                           2.9%               Baldor Electric                           2.7%
Autodesk                                  2.8%               Alexander and Baldwin                     2.7%
Liz Claiborne                             2.8%               Liz Claiborne                             2.7%
Boeing                                    2.7%               Washington Mutual                         2.6%
Washington Mutual                         2.6%               Kellwood                                  2.6%

Comparison of Performance

The following table compares the historic performance of Fund B and the Class O shares of the Value Portfolio for various periods ended December 31, 2002, as well as the pro forma performance of the New Account for the same periods. The pro forma performance figures are derived from the actual performance of the Class O shares of the Value Portfolio as adjusted to reflect the mortality and expense risk and other fees of the New Account, but do not reflect sales charges, or surrender or deferred sales loads under the Contracts since these charges will not be imposed under the Contracts by AUL or the New Account. Past performance is no guarantee of future results.

                                                          Fund B         Value Portfolio       New Account
Average Annual Total Return                              (actual)        Class O shares        (pro forma)
(for periods ended December 31, 2002)                                       (actual)
----------------------------------------------------- ---------------- -------------------- ------------------

     One Year                                             -9.60%             -6.99%              -7.58%
     Five Years                                            3.80%              5.27%               4.67%
     Ten Years                                            10.50%             10.88%              10.22%


Comparison of Investment Restrictions

The following table compares the fundamental investment restrictions of Fund B to the fundamental investment restrictions of the Value Portfolio.

                        Fund B                                            Value Portfolio
------------------------------------------------------- -----------------------------------------------------
Not more than 10% of the voting  securities of any one  The Value  Portfolio  may not  invest in a  security issuer  will be  acquired.  Fund B does not propose to  if,  with  respect  to 75% of its  assets,  it would
concentrate   its   investments   in  any   particular  hold  more  than  10%  (taken  at the  time  of such industries.  In no event will  investments  in any one  investment) of the outstanding  voting securities of
industry exceed 25% of the value of Fund B assets.      any one issuer,  except that this  restriction  does
                                                        not apply to U.S. Government securities.
------------------------------------------------------- -----------------------------------------------------

Income and realized capital gains will be retained.     The Value  Portfolio has no  comparable  fundamental
                                                        restriction.
------------------------------------------------------- -----------------------------------------------------

Fund B assets will be kept fully  invested  except for  The Value  Portfolio has no  comparable  fundamental reasonable  amounts  held in  cash or U.S.  Government  restriction.
securities to meet normal  contract  payments and held
for  temporary  periods  pending   investment  or  for
defensive purposes.
------------------------------------------------------- -----------------------------------------------------

With  respect to 75% of the  assets,  not more than 5%  The Value  Portfolio  may not  invest in a  security of the  value of Fund B  assets  will be  invested  in  if, with  respect to 75% of its total  assets,  more securities of any one issuer,  except  obligations  of  than 5% of its total  assets  (taken at market value
the U.S. Government or instrumentalities thereof.       at the time of such  investment)  would be  invested
                                                        in the  securities  of any one  issuer,  except that
                                                        this restriction  does not apply to U.S.  Government
                                                        securities.
------------------------------------------------------- -----------------------------------------------------

Borrowings  will not be made except for  temporary  or  The Value  Portfolio may not borrow money or pledge,


                                       9


emergency  purposes  in an amount  not in excess of 5%  mortgage,  or hypothecate its assets,  except that a of the  value  of  assets  of  Fund  B,  but  not  for  portfolio  may (a) borrow  from banks for  temporary
investment purposes.                                    purposes,  but any such  borrowing  is limited to an
                                                        amount equal to 25% of a portfolio's  net assets and
                                                        a portfolio will not purchase additional  securities
                                                        while  borrowing  funds  in  excess  of  5%  of  the
                                                        portfolio's  net assets;  and (b) enter into reverse
                                                        repurchase  agreements and  transactions in options,
                                                        and  interest  rate futures  contracts,  stock index
                                                        futures   contracts  and  options  on  such  futures
                                                        contracts.   For  these  purposes,  the  deposit  of
                                                        assets in escrow in  connection  with the writing of
                                                        covered  put and call  options  and the  purchase of
                                                        securities on a  "when-issued"  or delayed  delivery
                                                        basis and  collateral  arrangements  with respect to
                                                        initial or variation  margin and other  deposits for
                                                        futures  contracts,  and options futures  contracts,
                                                        will not be deemed to be pledges of the  portfolio's
                                                        assets.
------------------------------------------------------- -----------------------------------------------------

Fund B will not act as an  underwriter  of  securities  The Value  Portfolio  may not act as an  underwriter of other issuers,  except that Fund B may invest up to  of  securities  of other  issuers,  except,  when in
10% of the  value  of  its  assets  (at  the  time  of  connection   with  the   disposition   of  portfolio
investment)  in  portfolio  securities  which  Fund  B  securities,  a  portfolio  may  be  deemed  to be an might  not be  free  to  sell  to the  public  without  underwriter under the federal securities laws.
registration of such  securities  under the Securities
Act  of  1933.   If  through   the   appreciation   of
restricted   securities   or   the   depreciation   of
unrestricted  securities,   Fund  B  should  be  in  a
position  where  more than 10% of the value of its net
assets are  invested  in  illiquid  assets,  including
restricted  securities,  and a  question  arises  with
respect  to  liquidity,  then  Fund  B  will  consider
appropriate steps to provide adequate flexibility.
------------------------------------------------------- -----------------------------------------------------

Real  estate  will  not  be  purchased  or  sold  as a  The Value  Portfolio  may not  purchase or sell real principal activity.  However,  Fund B may invest up to  estate,  except  that  a  portfolio  may  invest  in
10% of its assets in real properties.                   securities  secured  by real  estate or real  estate
                                                        interests  or issued by companies in the real estate
                                                        industry  or which  invest  in real  estate  or real
                                                        estate interests.
------------------------------------------------------- -----------------------------------------------------

No  purchase of  commodities  or  commodity  contracts  The  Value   Portfolio  may  not  purchase  or  sell
will be made.                                           commodities  or commodities  contracts,  except that
                                                        any   portfolio  may  engage  in   transactions   in
                                                        interest  rates  futures   contracts,   stock  index
                                                        futures  contracts,   and  other  futures  contracts
                                                        based  on  other  financial   instruments,   and  on
                                                        options on such futures contracts.
------------------------------------------------------- -----------------------------------------------------

Loans will not be made except through the  acquisition  The Value  Portfolio has no  comparable  fundamental of a  portion  of an  issue  of  publicly  distributed  restriction.
bonds,  debentures or other  evidences of indebtedness
of  a  type  customarily  purchased  by  institutional
investors.
------------------------------------------------------- -----------------------------------------------------

Fund B has no comparable fundamental restriction.       Purchase  securities  on margin  (except  for use of

                                       10


                                                        short-term   credit   necessary   for  clearance  of
                                                        purchase and sales of portfolio securities),  except
                                                        a portfolio  engaged in  transactions in options and
                                                        futures,  and  options  on futures  may make  margin
                                                        deposits in connection with those transactions.
------------------------------------------------------- -----------------------------------------------------

Fund B has no comparable fundamental restriction.       Issue  senior  securities,  except  insofar  as  the
                                                        portfolio  may be  deemed  to have  issued  a senior
                                                        security by reason of borrowing  money in accordance
                                                        with  that  portfolio's   borrowing  policies.   For
                                                        purposes  of  this   investment   restriction,   the
                                                        writing   of   stock    options,    and   collateral
                                                        arrangement   with   respect   to  margin  or  other
                                                        deposits  respecting futures contracts,  and related
                                                        options,  are  not  deemed  to be an  issuance  of a
                                                        senior security.
------------------------------------------------------- -----------------------------------------------------

Fund B has no comparable fundamental restriction.       Make short sales of  securities,  except short sales
                                                        against the box.
------------------------------------------------------- -----------------------------------------------------

Comparison of Fees and Expenses

Operating Expenses

The current charges, deductions and expenses of Fund B and expenses of Value Portfolio as of December 31, 2002, as well as the estimated pro forma charges, deductions and expenses giving effect to the proposed reorganization are shown in the table below. Pro forma charges, deductions and expenses show estimated charges, deductions and expenses of the New Account and Value Portfolio after giving effect to the proposed reorganization as of December 31, 2002. Pro forma numbers are estimated in good faith and are hypothetical.

Fee Table


                                                                                                New Account and
                                                                                   Value        Value Portfolio
        (For the 12-month period ended December 31, 2002)            Fund B      Portfolio        (pro forma)
------------------------------------------------------------------ ------------ ------------ ----------------------

Participant Transaction Expenses

     Sales Load Imposed on Purchase (as a percentage of purchase       5%(1)        ---               ---
     payments)                                                         3%(2)
------------------------------------------------------------------ ------------ ------------ ----------------------

     Administrative Fee (as a percentage of purchase payments)         1%(1)        ---               ---
                                                                       1%(2)
------------------------------------------------------------------ ------------ ------------ ----------------------

Annual Expenses (as a percentage of average net assets)

     Investment Management Fee                                        0.30%        0.50%             0.50%
------------------------------------------------------------------ ------------ ------------ ----------------------

     Mortality and Expense Fee                                        0.90%         ---             0.63%(3)
------------------------------------------------------------------ ------------ ------------ ----------------------

     Other Expenses                                                    ---         0.07%            0.07%(3)
------------------------------------------------------------------ ------------ ------------ ----------------------

Total Annual Expense 3                                                1.20%        0.57%             1.20%
------------------------------------------------------------------ ------------ ------------ ----------------------

(1) AUL receives the percentage amount of each payment made for or by a Participant under all Contracts until payments totaling $5,000 have been made for or by such Participant.

(2) AUL receives the percentage amount for each payment made in excess of $5,000 for or by such a Participant.

(3) This fee will fluctuate depending upon the "Other Expenses" so that the total is always 1.20%. The maximum fee is 0.70%, if "Other Expenses" were 0.00%.

Example

The following example shows expenses that reflect the application of sales charges and administrative fees that a Participant would pay. The pro forma information for the New Account reflects application of the expense limitation that AUL will implement if the reorganization is approved.

The purpose of these tables is to assist a Participant in understanding the various costs and expenses that are paid, either directly or indirectly. Depending on the state of residence of the Participant, there may be an additional charge for premium taxes which AUL is required to withhold. The examples below should not be considered as representations of past or future expenses or returns. Actual expenses paid may be greater or less than those shown.

Whether or not a Contract is annuitized or surrendered at the end of the applicable time period, an investor would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets:



                 Fund B (actual)                                        Value Portfolio (actual)

   1 Year       3 Years      5 Years     10 Years             1 Year      3 Years      5 Years     10 Years
    $123          $381        $659        $1,450               $59         $183         $318         $712


              New Account (pro forma)

   1 Year       3 Years      5 Years     10 Years

    $123          $381        $659        $1,450


THE PROPOSED REORGANIZATION

Description of the Reorganization

To effect the reorganization, the assets and liabilities of Fund B will be the initial assets and liabilities of the New Account. The assets and liabilities received from Fund B (other than liabilities relating to insurance charges) will be used by the New Account to purchase Class O shares of the Value Portfolio. If Participants approve the reorganization, Fund B will no longer hold securities and other instruments directly; instead, the New Account will hold similar investments indirectly through the intermediate vehicle of the Value Portfolio. Those investments will be managed by AUL, the current investment adviser of Fund B.

The net asset value per share of the Value Portfolio will determine the value of a unit in the New Account. The total value of the accumulation or annuity units a Participant has in Fund B immediately prior to the reorganization will be the same as the total value of the accumulation or annuity units the same Participant will have in the New Account immediately after the reorganization.

More information on the reorganization is contained in the Reorganization Plan, which qualifies in its entirety the foregoing summary of the Reorganization Plan. Approval of the reorganization by Participants is a prerequisite to the implementation of the reorganization. The reorganization may be postponed or canceled for any reason with the consent of the parties to the Reorganization Plan.

Federal Tax Consequences of the Reorganization

AUL does not believe that the proposed reorganization will result in the realization of taxable income or loss to AUL, Fund B, the New Account, or
OneAmerica Funds, Inc. AUL also does not believe that the proposed reorganization will result in tax consequences to Participants. The proposed reorganization itself will not result in a distribution from Contracts currently supported by Fund B that would give rise to taxable income to Participants. As a condition to the closing of the reorganization, the parties to the Reorganization Plan will receive an opinion from the law firm of Dechert LLP to the effect that the reorganization should not result in the realization of taxable income or loss to AUL, Fund B, the New Account, OneAmerica Funds, Inc. or the Participants. The opinion will be based in part upon certain assumptions and upon certain representations made by Fund B and OneAmerica Funds, Inc.

If a Participant wished to redeem his or her interests rather than be invested in the Value Portfolio, such Participant could either surrender the Contract or exchange the Contract for another policy issued by AUL or a different insurance company. In general, the surrender of a Contract would result in taxation of any gain accumulated under the Contract to Participants subject to tax, and, in certain cases, in the imposition of an additional 10 percent tax on such gain. If, however, a Contract were to be exchanged for another policy, a Participant might not incur current tax with respect to the transaction if the transaction qualified as a tax-exempt exchange under section 1035(a) of the Internal Revenue Code. Participants considering such a transaction should consult a tax advisor.

Reasons for the Proposed Transactions

The following combination of circumstances led the Board of Managers of Fund B to propose the reorganization:

o The asset base of Fund B will not increase substantially in the foreseeable future because no new Contracts are being sold. As of May 1, 2000, AUL stopped accepting contributions or transfers into Fund B.

o    Administration costs for Fund B cannot benefit from economies of scale.

Based on these circumstances, the Board of Managers of Fund B decided to reevaluate how Fund B should be managed. The Board of Managers determined that, rather than continuing to operate Fund B as an actively managed portfolio, it would be more effective to restructure Fund B into a sub-account of one of AUL's existing separate accounts that invests in an actively managed investment portfolio.

The reorganization should benefit Participants by enabling them to participate in an investment portfolio with a substantially larger asset base than that currently held by Fund B. As of December 31, 2002, the net assets of Fund B were $3,623,281. By comparison, the net assets of the Value Portfolio as of that date were $127,527,057. The Board of Managers of Fund B anticipates that the larger asset base available through investments in the Value Portfolio will increase investment opportunities, and broaden diversification of the funding medium, for the Contracts.

Various practical difficulties make it infeasible to use Fund B, as currently structured, as the funding vehicle for insurance products other than the Contracts. The Value Portfolio, however, is and will continue to be used for variable annuity contracts and variable life insurance policies issued by AUL, and may in the future be offered to other insurance companies. Therefore, more assets currently are available to be invested in the Value Portfolio than are available to be invested in Fund B alone. The Board of Managers of Fund B believe that this may result in economies of scale (particularly in view of the declining assets of Fund B under the current circumstances in which no new Contracts are being sold).

As a manager of investment portfolios significantly larger than Fund B, AUL may be able to expend more resources in a cost-effective manner to attain higher performance for the Value Portfolio than for Fund B (before giving effect to contract and account-related fees and charges), although there is no guarantee that higher performance will be achieved. The Board of Managers of Fund B also considered the favorable investment performance of the Value Portfolio compared to the investment performance of Fund B over the past several years. See "Comparison of Performance," above.

In addition, the Board of Managers of Fund B believes that the interests of Participants immediately following the reorganization will not materially differ from their interests immediately prior to the reorganization. Participants will still have an interest in a diversified portfolio of investments. The value of Participants' interests will not be changed by the reorganization. Participants will be subject to the same total expense, and the reorganization should not have any direct or indirect adverse tax consequences for Participants.

Finally, using the Value Portfolio and New Account would facilitate the addition of new investment options for the Contracts, if AUL should choose to do so in the future. Although AUL does not intend to pursue this course of action at this time, it would be administratively simpler and less costly to add and maintain new investment options in the form of new (or currently-existing) unmanaged sub-accounts of the AUL American Unit Trust investing in additional portfolios of OneAmerica Funds, Inc., or portfolios of other mutual funds, than to add new investment options in the form of new managed funds structured as management separate accounts.

In summary, the Board of Managers of Fund B expects the reorganization to result in increased investment opportunities and efficiencies which will benefit Participants.

The Board of Managers of Fund B unanimously recommends that Participants approve the reorganization.

ADDITIONAL INFORMATION

Value Portfolio Risk/Return Information

The chart and table below provide some indication of the risks of investing in the Value Portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the Value Portfolio's Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Value Portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the Value Portfolio has performed in the past is not an indication of its future performance.

[Bar chart inserted with returns printed above each year's column.] Numbers to be inserted are:

                                    for 1993:  14.8%

                                    for 1994:   2.6%

                                    for 1995:  19.4%

                                    for 1996:  19.2%

                                    for 1997:  29.6%

                                    for 1998:   7.1%

                                    for 1999:  -0.9%

                                    for 2000:  17.7%

                                    for 2001:  11.3%

                                    for 2002:  -7.0%


During this period, the portfolio's highest return for any quarter was 16.8%, which occurred in the 4th quarter of 2001 and the lowest return for a quarter was -19.2% in the 3rd quarter of 2002.

The following table demonstrates the average annual total return of the Class O shares of the Value Portfolio as of December 31, 2002, compared to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") for one, five, and ten years. The S&P 500 Index is a market-value-weighted benchmark of common stock performance, and includes 500 of the largest stocks (in terms of market value) in the United States. Investors cannot directly invest in an index and, unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.

                                                   Average Annual Total Returns for:

                                One Year                     Five Years                   Ten Years
                                ---------------------------- ---------------------------- ----------------------------
Value Portfolio                 -6.99%                       5.27%                        10.88%
S&P 500 Index                   -22.1%                       -0.6%                        9.3%

Management of Fund B and the Value Portfolio

Fund B

Fund B is managed by a Board of Managers, consisting of five members. AUL is the investment adviser for Fund B. Under the Investment Management Services Agreement between AUL and Fund B, dated December 20, 1971, and most recently renewed on September 22, 2003, AUL is obligated to provide investment management services relative to the Group Contracts and to the assets of Fund B. Investment management services include, but are not limited to, the management of assets, investment analysis, preparation of investment programs for the approval or rejection of the Board of Managers, placing of orders for the purchase and sale of investments of all other matters normally associated with the investment management activities of such a fund.

The agreement between Fund B and AUL provides that AUL will invest the assets of Fund B in accordance with the investment objectives of Fund B. At least quarterly, AUL reports its investment decisions and recommendations to the Board of Managers to allow the Board to perform its responsibility to oversee AUL's activity and conformity to the objectives and policies of Fund B. For its services, AUL receives from Fund B a daily fee of 0.00082% of the value of Fund
B. This amounts to 0.30% on an annual basis.

Value Portfolio

OneAmerica Funds, Inc. is managed by a Board of Directors consisting of the same five persons as Fund B's Board of Managers. Subject to overall supervision of the Board of Directors, AUL exercises overall responsibility for the investment and reinvestment of the Value Portfolio's assets. In so doing, AUL manages the day-to-day investment operations and the composition of the investment portfolio of the Value Portfolio. These duties include the purchase, retention, and disposition of the investments, securities, and cash in accordance with the Portfolio's investment objectives and policies as stated in its current prospectus. The day-to-day management of the Value Portfolio is the responsibility of Kathryn Hudspeth, CFA, Vice President, Equities. Ms. Hudspeth has been the portfolio manager of the Value Portfolio since its inception and has been with AUL since 1989.

Under an investment advisory agreement with respect to the Value Portfolio, AUL is compensated for its services by a monthly fee based on an annual percentage of 0.50% of the average daily net assets of the Value Portfolio. The agreement with AUL, dated March 8, 1990, was originally approved by a majority of the OneAmerica Fund, Inc.'s directors, including a majority of the directors who are not parties to the agreement or interested persons of any such party (the "Independent Directors"). Subsequently, on May 10, 1991, the agreement was approved by a majority of the Value Portfolio's shareholders at a meeting called for the purpose of voting on the approval of the agreement. The agreement will continue in effect with respect to the Value Portfolio from year to year, provided such continuance is approved at least annually by the Board of Directors or by vote of a majority of the holders of the outstanding voting securities of the Value Portfolio, and a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The agreement will terminate automatically in the event of its assignment, and it may be terminated without penalty on sixty days' written notice by the Board of Directors, or pursuant to the "vote of a majority of the outstanding voting securities" of the Value Portfolio, in accordance with the 1940 Act. The Board of Directors, including a majority of the Independent Directors, most recently approved the agreement at a meeting held on March 21, 2003.

Additional Information About OneAmerica Funds, Inc.

OneAmerica Funds, Inc. (formerly, AUL American Series Fund, Inc.) is an open-end management investment company consisting of four separate portfolios: OneAmerica Value Portfolio (formerly the AUL American Equity Portfolio); OneAmerica Investment Grade Bond Portfolio (formerly the AUL American Bond Portfolio); OneAmerica Money Market Portfolio (formerly the AUL American Money Market Portfolio); and OneAmerica Asset Director Portfolio (formerly the AUL American Managed Portfolio). Shares of OneAmerica Funds, Inc. are offered only for purchase by one or more separate accounts of AUL to serve as an investment medium for insurance contracts issued by AUL. Shares of each portfolio managed by AUL, including the Value Portfolio, my be offered in the future to separate accounts of other affiliated or unaffiliated insurance companies to serve as the underlying investments for variable life and annuity contracts. Additional information is contained in the prospectus for OneAmerica Funds, Inc., which is incorporated herein by reference.

Additional Information About Fund B

AUL established Fund B as a "separate account" on November 20, 1967 by resolutions pursuant to the provisions of Indiana state law.

Under the provisions of Indiana law, Fund B is not chargeable with any liabilities except those arising under the Contracts. By law, any surplus or deficit which may arise in Fund B by virtue of mortality experience contracted for by AUL shall be adjusted by withdrawals from or additions to Fund B so that the assets of Fund B shall always be equal to the assets required to satisfy all liabilities arising under Contracts fundable by Fund B.

Fund B is registered with the Securities and Exchange Commission as an open-end, diversified management investment company under the 1940 Act. The Contracts are no longer being sold. As of May 1, 2000, AUL stopped accepting contributions or transfers into Fund B. Additional information about Fund B is contained in Fund B's prospectus dated May 1, 1999.

Additional Information About AUL and AUL American Unit Trust

AUL, located at One American Square, Indianapolis, Indiana 46282, is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by mutual holding company, American United Mutual Insurance Holding Company ("MHC"). AUL conducts a conventional life insurance and annuity business. At December 31, 2002, the OneAmerica Financial Partners, Inc., in which AUL is a partner, had assets of $12,208,143,297 and had equity of $1,100,282,506.

AUL American Unit Trust (the "Unit Trust") was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Unit Trust are credited to or charged against the assets of the Unit Trust without regard to other income, gains, or losses of AUL. AUL owns the assets in the Unit Trust and is required to maintain sufficient assets in the Unit Trust to meet all Unit Trust obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Unit Trust. AUL may invest its own assets in the Unit Trust, and may accumulate in the Unit Trust proceeds from Contract charges and investment results applicable to those assets.

The Unit Trust is currently divided into sub-accounts. Each sub-account invests exclusively in shares of a specific mutual fund (or series thereof). Not all of the sub-accounts may be available under a particular contract and some of the sub-accounts are not available for certain types of contracts. AUL may in the future establish additional sub-accounts of the Unit Trust, which may invest in other securities, mutual funds, or investment vehicles.

The Unit Trust is registered with the SEC as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Unit Trust or of AUL.

There are no legal proceedings pending which would materially affect AUL or the Unit Trust.

Actual and Pro Forma Capitalization

The following table shows the actual capitalization of Fund B and the Value Portfolio on December 31, 2002, as well as the pro forma capitalization of the New Account and the Value Portfolio as of that date after giving effect to the reorganization.

CAPITALIZATION                               Fund B         New Account     Value Portfolio   Value Portfolio
(as of Dec. 31, 2002)                       (actual)        (pro forma)         (actual)        (pro forma)
---------------------------------------- ---------------- ----------------- ----------------- ----------------

Net Assets                               $3,623,281       $3,623,281        $127,527,057      $131,150,338

Accumulation Unit Value/Net Asset Value  $18.43           $16.38            $16.38            $16.38

Units or Shares Outstanding              196,619          221,202           7,783,280         8,006,733




SUPPLEMENTARY FINANCIAL INFORMATION

Financial Highlights for Fund B

The financial highlights table is intended to help you understand the financial performance of Fund B during the past five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Fund B. This information has been derived from the financial statements that have been audited by PricewaterhouseCoopers LLP, Fund B's independent accountants, whose report, along with Fund B's financial statements, are included in the Annual Report as of December 31, 2002, which is available upon request. The table also includes the financial highlights of Fund B during the six-month period ending on June 30, 2003. The financial information for the six-month period ended on June 30, 2003 is unaudited, and is included in Fund B's Semi-Annual Report as of June 30, 2003, which is also available upon request.


                                                 For Six
                                             Months Ended              Year Ended December 31
PER ACCUMULATION UNIT DATA:                     June 30, 2003     2002       2001      2000       1999       1998
                                                 (unaudited)

Net investment income                                    $0.04      $0.07     $0.10      $0.23      $0.16      $0.14
Net realized and unrealized gain (loss) on                2.18     (2.03)      1.74       2.28     (0.44)       0.87
investments
Net increase (decrease)                                   2.22     (1.96)      1.84       2.51     (0.28)       1.01
Accumulation unit value:
         Beginning of year                               18.43      20.39     18.55      16.04      16.32      15.31
         End of Year                                    $20.65     $18.43    $20.39     $18.55     $16.04     $16.32
Total Return                                             12.0%     (9.6%)     10.0%      15.6%     (1.7%)       6.6%
Net Assets, end of period (in 000)                      $3,885     $3,623    $4,941     $6,673    $10,471    $13,733
Ratio to Average Net Assets:

         Expenses                                         1.2%       1.2%      1.2%       1.2%       1.2%       1.2%

         Net investment Income                           0.47%      0.34%     0.54%      1.34%      0.97%      0.90%
Portfolio Turnover Rate                                    10%        16%       12%        19%        37%        29%
Units outstanding (in 000)                                 188        197       242        360        653        841


Financial Highlights for the Value Portfolio

The financial highlights table is intended to help you understand the financial performance of the Value Portfolio during the past five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Value Portfolio. This information has been derived from the financial statements that have been audited by PricewaterhouseCoopers LLP, the OneAmerica Funds, Inc.'s independent accountants, whose report, along with OneAmerica Funds, Inc.'s financial statements, are included in the Annual Report as of December 31, 2002, which is available upon request. The table also includes the financial highlights of the Value Portfolio during the six-month period ending on June 30, 2003. The financial information for the six-month period ended on June 30, 2003 is unaudited, and is included in OneAmerica Funds, Inc.'s Semi-Annual Report as of June 30, 2003, which is also available upon request.


                                           For Six
                                        Months Ended                   Year Ended December 31
PER SHARE DATA:                           June 30, 2003     2002        2001        2000        1999        1998
                                           (unaudited)
Net investment income                              $0.09      $0.19       $0.24       $0.30       $0.32       $0.35
Net gain (loss) on investments                      1.76     (1.47)        1.77        2.51      (0.55)        1.23
Total from Investment Operations                    1.85     (1.28)        2.01        2.81      (0.23)        1.58
Shareholder Distributions:
Net investment income                             (0.04)     (0.18)      (0.23)      (0.30)      (0.32)      (0.35)
Realized gain                                          0     (0.53)      (0.96)      (1.00)      (3.66)      (1.99)
Return of capital                                      0     (0.02)           0           0           0           0
Net increase (decrease)                             1.81     (2.01)        0.82        1.51      (4.21)      (0.76)
Net assets at beginning of period                  16.38      18.39       17.57       16.06       20.27       21.03
Net asset value at end of period                  $18.19     $16.38      $18.39      $17.57      $16.06      $20.27
Total Return                                       11.3%     (7.0%)       11.3%       17.7%      (0.9%)        7.1%
Supplemental Data:
Net assets, end of period (in 000)              $141,640   $127,527    $114,629     $92,089     $88,619     $95,486
Ratio to Average Net Assets:

         Expenses                                  0.59%      0.57%       0.62%       0.64%       0.63%       0.62%

         Net investment Income                     1.06%      1.05%       1.26%       1.86%       1.54%       1.61%
Portfolio Turnover Rate                              11%        11%         18%         19%         32%         23%


Financial Highlights for the New Account

No financial highlights exist for the New Account because the New Account was organized for the purpose of the reorganization and has not yet commenced operations.

GENERAL INFORMATION

Proxy Solicitation

The Board of Managers of Fund B is furnishing this Proxy Statement/Prospectus in connection with the Board's solicitation of proxies for use at the Meeting. AUL is bearing the cost of this proxy solicitation.

If you complete, sign, date and return the enclosed proxy, you may nevertheless revoke it at any time before it is exercised by providing written notice to AUL or by voting in person at the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy. Any later-dated proxy that AUL receives will revoke a prior proxy. The proxy solicitation will be done by mail but may also be done by telephone, telegram, facsimile or personal interview conducted by AUL's personnel or outside contractors employed to assist in the solicitation. The estimated expenses for the solicitation are $1,800.

Participants as of November 7, 2003 (the "Record Date") are entitled to vote at the Meeting. As of the Record Date, there were ____________ votes entitled to be cast at the Meeting. The following individuals are entitled to cast 5% or more of the total votes of Fund B and the percentage that individual is entitled to vote:

           Name and Address
           of Contract Owner                        Number of Votes                  Percentage of Voting Power
---------------------------------------- -------------------------------------- --------------------------------------
Beng T. Ho
2615 South Glen Haven
Houston, Texas 77025                     16,421.71747                           8.81%

Linda J. Neudecker
1541 W. County Road 600 N.
Ridgeville, IN  47380                    14,593.83935                           7.83%

Ronald G. Nelson
29803 Fairview Road
Lebanon, OR  97355                       12,322.76000                           6.61%



The rules and regulations governing Fund B provide that the number of Accumulation Units credited to a Participant will determine the number of votes that may be cast with respect to a Contract. After annuity payments begin, a Participant may cast the number of votes equal to the dollar amount of the assets established in Fund B to meet the annuity obligations relating to such Participant, divided by the Accumulation Unit value for Fund B, determined as of the valuation date next preceding the Record Date. Fractional votes will be counted.

Before annuity payments begin, Participants have the right to vote at the Meeting. After annuity payments begin under a Contract, Annuitants continue to have the right to vote on any issue which may be voted on by Participants.

The persons designated as proxies of Fund B will vote all proxies executed, dated and returned to AUL prior to the beginning of the Meeting on February 2, 2004 in accordance with instructions marked thereon. If instructions are not marked thereon, the persons designated as proxies will vote proxies "FOR" the reorganization. Abstentions will be counted to determine whether a quorum is present at the Meeting, and will have the effect of a vote "AGAINST" the reorganization.

Approval of the reorganization will require the affirmative "vote of a majority of the outstanding voting securities" entitled to vote on the proposal, which means the affirmative vote of 67% or more of Fund B's Accumulation Units that are present at the Meeting, if Participants entitled to vote more than 50% of the outstanding Accumulation Units are present or represented by proxy, or the vote of more than 50% of the outstanding Accumulation Units of Fund B, whichever is less. To take action on the proposed reorganization, it is necessary that Participants entitled to cast at least 50% of all votes eligible to be cast with respect to Fund B be present in person or represented by proxy at the Meeting.

The Meeting may be adjourned for the purpose of further proxy solicitation if a quorum is not present at the Meeting or if the vote necessary to approve the reorganization has not been obtained. The persons designated as proxies will vote proxies in favor of any adjournment unless you provide other instructions. At any subsequent reconvening, the persons designated as proxies will vote proxies in the same manner as the proxies would have been voted at the original Meeting, unless you revoke the proxies before the Meeting is reconvened.

Availability of Certain Other Information

Fund B, the Unit Trust and OneAmerica Funds, Inc. are subject to various reporting and filing requirements pursuant to statutes administered by the Securities and Exchange Commission. You can inspect and copy the remainder of this registration statement, of which this Proxy Statement/Prospectus forms a part, as well as reports, proxy statements, and other information filed with the Securities and Exchange Commission by Fund B, the Unit Trust or OneAmerica Funds, Inc. at the public reference facilitates maintained by the Securities and Exchange Commission at: 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. You may obtain copies of such material from the Securities and Exchange Commission at prescribed rates by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Other Matters

The Board of Managers of Fund B knows of no other matters which are likely to be brought before the Meeting. In the event any other matters do properly come before the Meeting, however, the persons named in the enclosed proxy will vote the proxies in accordance with their best judgment.

Participant Proposals

Fund B does not hold regular Participant meetings. Participants wishing to submit proposals for inclusion in a proxy statement for a subsequent Participant meeting (if any) should send their written proposals to the principal executive offices of Fund B at the address set forth on the cover of this Proxy Statement/Prospectus.

Proposals must be received a reasonable time prior to the date of a meeting of Participants to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent Participant meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                       FOR
                    AMERICAN UNITED LIFE POOLED EQUITY FUND B
                                       OF
                     AMERICAN UNITED LIFE INSURANCE COMPANY

This Agreement and Plan of Reorganization (the "Agreement"), is entered into as of the 22nd day of September, 2003, by and among American United Life Insurance Company ("AUL"), a life insurance company organized and existing under the laws of the State of Indiana, American United Life Pooled Equity Fund B ("Fund B"), and OneAmerica Funds, Inc. ("OneAmerica Funds"). This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended.

WHEREAS, Fund B is a managed separate account established and existing under the insurance laws of the State of Indiana, is registered with the Securities and Exchange Commission (the "Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is the funding vehicle for certain variable annuity contracts issued by AUL (the "Contracts"); and

WHEREAS, Fund B invests primarily in common stocks to achieve the investment objective of long-term capital appreciation; and

WHEREAS, AUL has established the AUL American Unit Trust (the "Unit Trust") as a separate account existing under the insurance laws of the State of Indiana that is registered with the Commission as a unit investment trust under the 1940 Act, and which serves as the funding vehicle for the Contracts; and

WHEREAS, OneAmerica Funds, Inc. ("OneAmerica Funds") is an open-end management investment company consisting of several separate portfolios, including the OneAmerica Value Portfolio (the "Value Portfolio"), and is registered with the Commission as an open-end management investment company under the 1940 Act; and

WHEREAS, the Value Portfolio seeks long-term capital appreciation primarily through investment in equity securities selected on the basis of fundamental investment research for their long-term growth prospects; and

WHEREAS, the Value Portfolio serves as the investment vehicle for variable annuity contracts and variable life insurance policies issued by AUL; and

WHEREAS, the Board of Managers of Fund B and the Board of Directors of OneAmerica Funds have determined that it is in the best interest of Fund B and the Value Portfolio, respectively, to engage in the transactions contemplated by this Agreement and that the interests of existing investors in Fund B and Value Portfolio, respectively, will not be diluted as a result of these transactions; and

WHEREAS, the Board of Directors of AUL has considered and approved the actions contemplated by this Agreement and has authorized AUL to enter into this Agreement; and

NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                            ARTICLE I: CLOSING DATE

Section 1.01. The reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which the reorganization is consummated is referred to hereinafter as the "Effective Time."

Section 1.02. The parties agree to use their best efforts to obtain all regulatory approvals and approvals of persons entitled to vote with respect to Fund B ("Voters"), and to perform all other acts necessary or desirable to complete the reorganization as of the Closing Date.

                            ARTICLE II: TRANSACTIONS

Section 2.01. As of the Effective Time, all of the assets (including securities and other investments held or in transit, receivables for sold investments, dividends, interest receivable and any other assets) and liabilities of Fund B will be transferred to a new sub-account ("New Account") of the Unit Trust.

Section 2.02. Simultaneously with the transaction contemplated in Section 2.01, AUL, on behalf of the Unit Trust, will transfer the assets and liabilities (other than liabilities relating to insurance charges) of New Account to the Value Portfolio.

Section 2.03. In return for the assets received from New Account, AUL will receive from the OneAmerica Funds, on behalf of New Account, Class O shares of the Value Portfolio. The number of shares of the Value Portfolio to be received shall be determined by dividing (1) the amount of net assets transferred on behalf of New Account by (2) the per share net asset value of the Class O shares of Value Portfolio computed in the manner set forth in the currently effective registration statement of OneAmerica Funds as of the Closing Date or such other date required by law.

Section 2.04. As of the Effective Time, AUL shall cause the shares of the Value Portfolio it receives pursuant to Section 2.03 of this Agreement to be duly and validly recorded and held on its records as assets of New Account such that the interest of each record or beneficial owner of a Contract ("Participant") with Contract value allocated to New Account after the Closing Date will then be equivalent in value to that Participant's former interest in Fund B, and Participants will continue to have the same aggregate Contract unit values in the New Account as they had in Fund B prior to the reorganization. AUL shall take all action necessary to ensure that such interests in the New Account immediately following the Effective Time, are duly and validly recorded on the Participant's individual account records.

Section 2.05. The Value Portfolio Class O shares to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates.

Section 2.06. If, at any time after the Closing Date, the parties to this Agreement shall determine that any further action is necessary or desirable to complete the reorganization contemplated by this Agreement, the appropriate entity or entities shall take all such actions which are considered reasonable and necessary to complete the reorganization.

Section 2.07. Following the Closing Date: (1) AUL will not provide investment advisory services to New Account and, therefore, will not charge the New Account for investment advisory services; and (2) AUL will continue to charge New Account for mortality and expense risks assumed by AUL and for any premium taxes or other charges currently charged with respect to the Contracts.

            ARTICLE III: REPRESENTATIONS, WARRANTIES AND CONDITIONS

Section 3.01. AUL, OneAmerica Funds, and Fund B, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns:

     (a) AUL, OneAmerica Funds, and Fund B are duly and validly organized and established, and in good standing under applicable laws, and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the reorganization contemplated hereby (provided that all necessary approvals referred to in Section 3.02 of this Agreement are obtained).

     (b) Each of the Unit Trust, Fund B and OneAmerica Funds is duly registered and in good standing as an investment company under the 1940 Act.

     (c) The Contracts are validly issued, fully paid and non-assessable, and all of the Contracts issued through Fund B have been offered and sold in material compliance with applicable requirements of the federal securities laws.

     (d) All corporate and other proceedings necessary and required to be taken by or on the part of AUL, OneAmerica Funds, and Fund B to authorize and carry out this Agreement and to effect the reorganization have been fully and properly taken.

     (e) There are no suits, actions, or proceedings pending or threatened against any party to this Agreement which, to its knowledge, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder.

     (f) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of the United States, any state or territory, or of the District of Columbia pending against any party to this Agreement which, to its knowledge, would lead to any suit, action, or proceeding that, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder.

     (g) If any party to this Agreement becomes aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs
(e) or (f) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement.

     (h) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by the parties to this Agreement, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that, to its knowledge, all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading.

     (i) From the date of this Agreement through the Closing Date, Fund B will conduct its business in accordance with Fund B's governing Rules and Regulations and in substantial compliance with the Indiana Insurance Laws and the terms of the Contracts issued through Fund B, OneAmerica Funds will conduct its business in accordance with its charter and bylaws and in substantial compliance with the 1940 Act, and AUL will conduct its business in accordance with its Bylaws and in substantial compliance with the Indiana Insurance Laws.

     (j) No party is engaged currently, and the execution, delivery and performance of this Agreement by each party will not result, in a material violation of any such party's charter, bylaws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party may be a party or to which it is bound, except with respect to contracts entered into in connection with the investment advisory and other services of Fund B which shall terminate on or prior to the Closing Date.

     (k) This Agreement is a valid obligation of each party and is legally binding upon it in accordance with its terms.

Section 3.02. The obligations of the parties hereunder shall be subject to reasonable satisfaction of each of the following conditions:

     (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and all parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time.

     (b) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the reorganization contemplated hereby.

     (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, if any, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities.

     (d) OneAmerica Funds and the Unit Trust shall have filed with the Commission a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), and such pre-effective amendments thereto as may be necessary or desirable to effect the purposes of the reorganization; and the appropriate parties shall have taken all actions necessary for such filings to become effective; and no reason shall be known by the parties which would prevent the filings from becoming effective in a timely manner.

     (e) This Agreement and the reorganization contemplated hereby, shall have been approved by the requisite vote at a meeting of Voters called for such purpose (or any adjournments thereof).

     (f) Dechert LLP shall deliver an opinion substantially to the effect that, based upon certain facts, assumptions, and representations, the transactions contemplated by this Agreement should not result in the realization of taxable income or gains to the Participants, unless, based on the circumstances existing at the Effective Time, Dechert LLP determines that a transaction contemplated by this Agreement does not qualify for such treatment. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the parties to this Agreement. Notwithstanding anything herein to the contrary, no party to this agreement may waive the condition set forth in this paragraph.

     (g) Each party shall have furnished, as reasonably requested by any other party, legal opinions, officers' certificates, certified copies of board and committee resolutions, certificates of good standing or "all fees paid" or similar certificates, and other closing documentation as may be appropriate for a transaction of this type.

                               ARTICLE IV: COSTS

Section 4.01. AUL shall bear all expenses in connection with effecting the reorganization contemplated by this Agreement

                             ARTICLE V: TERMINATION

Section 5.01. This Agreement may be terminated and the reorganization abandoned at any time prior to the Effective Time, notwithstanding approval by Voters:

     (a) by mutual consent of the parties hereto; or

     (b) by any of the parties if any condition set forth in Section 3.02 of this Agreement has not been fulfilled by any other party.

Section 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement (other than Section 3.02(f)) may be waived by the party or parties entitled to the benefit thereof if such waiver will not have a material adverse effect on the interests of Participants.

                              ARTICLE VI: GENERAL

Section 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same document.

Section 6.02. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of Indiana, without regard to its principles of conflicts of law.

Section 6.03. Notwithstanding anything herein to the contrary, except as reasonably necessary to comply with applicable securities laws, each party (and each employee, representative or other agent of each party) hereto may disclose to any and all persons, without limitation of any kind, any information with respect to the United States Federal income "tax treatment" and "tax structure" (in each case, within the meaning of Treasury Regulation Section 1.6011-4) of the transactions contemplated hereby and all materials of any kind (including opinions or other tax analyses) that are provided to such parties (or their representatives) relating to such tax treatment and tax structure. To the extent not inconsistent with the immediately preceding sentence, this authorization does not extend to disclosure of any other information, including without limitation (a) the names and addresses of Participants, (b) all information reasonably identified as confidential in writing by any party hereto, or (c) any other term or detail, or portion of any documents or other materials, not related to the tax treatment or tax structure of the potential transaction. Except as permitted by this Agreement, each party hereto shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be approved.

American United Life Insurance Company



By:      ____________________________
Name:
Title:

American United Life Pooled Equity Fund B



By:      ____________________________
Name:
Title:

OneAmerica Funds, Inc.



By:      ____________________________
Name:
Title:

                                   APPENDIX B

                      PROSPECTUS OF ONEAMERICA FUNDS, INC.

                             OneAmerica Funds, Inc.


                        Class O and Advisor Class Shares


                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269

OneAmerica Funds, Inc. (the "fund") (formerly AUL American Series Fund, Inc.) is
an  open-end   management   investment   company  consisting  of  four  separate
portfolios:

OneAmerica  Value  portfolio   (formerly  the  AUL  American  Equity  portfolio)
OneAmerica  Investment  Grade Bond  portfolio  (formerly  the AUL American  Bond portfolio)
OneAmerica Money Market  portfolio  (formerly the AUL American Money  Market portfolio)
OneAmerica Asset Director portfolio (formerly the AUL American Managed portfolio)


Each portfolio has its own investment objectives and policies, which are described later in this prospectus. This prospectus describes the Class O and Advisor Class shares of common stock of the portfolios, which are sold only to separate accounts of American United Life Insurance Company(R) (AUL) to fund investments in variable life and variable annuity contracts issued by AUL. The separate accounts of AUL buy and sell shares of the portfolios according to instructions given by owners or participants in the contracts. The rights of owners and participants are described in the contracts or the certificates for those contracts and in the prospectus for the contracts.


This prospectus should be read in conjunction with the separate account's prospectus describing the contracts. Please read both prospectuses and retain them for future reference.

Neither the SEC nor any state securities commission has approved or disapproved these securities or found that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                  May 1, 2003


                                                           TABLE OF CONTENTS

Description                                                                                                                     Page



The Portfolios.................................................................................................................. 3
  Value Portfolio............................................................................................................... 3
  Investment Grade Bond Portfolio............................................................................................... 4
  Money Market Portfolio........................................................................................................ 6
  Asset Director Portfolio...................................................................................................... 8

Financial highlights............................................................................................................10

General Information about the Fund..............................................................................................14
Management of the Fund..........................................................................................................14
The Investment Advisor--American United Life Insurance Company(R)...............................................................14
The Portfolio Managers..........................................................................................................14
 Value Portfolio................................................................................................................14
 Investment Grade Bond Portfolio................................................................................................14
 Asset Director Portfolio.......................................................................................................14

Further Portfolio Information; Investments; Investment Strategies And Risks.....................................................15
Investments and Investment Strategies...........................................................................................15
 Value Portfolio................................................................................................................15
 Investment Grade Bond Portfolio................................................................................................15
 Money Market Portfolio.........................................................................................................15
 Asset Director Portfolio.......................................................................................................15
General Risks...................................................................................................................15
 Market Risk....................................................................................................................15
 Interest Rate Risk.............................................................................................................16
 Credit Risk....................................................................................................................16
 Derivatives Risk...............................................................................................................16
Defensive Strategy..............................................................................................................16

Purchase and Redemption of Shares...............................................................................................16
Net Asset Value.................................................................................................................17
Distribution and Servicing (12b-1) Plans........................................................................................17

Taxation........................................................................................................................17

Other Information...............................................................................................................18

                                 The Portfolios

The Value Portfolio (formerly the Equity Portfolio)

The primary investment objective of the Value portfolio is long-term capital appreciation. The portfolio seeks current investment income as a secondary objective. To do this, the portfolio primarily invests in equity securities that the advisor selects based on fundamental investment research for their long-term growth prospects. The portfolio uses a value-driven approach in selecting portfolio securities.

Normally, at least 65% of the portfolio's assets will be common stocks listed on a national securities exchange or traded over-the-counter. The portfolio may invest up to 35% of its assets in other instruments and investment techniques such as American Depository Receipts, preferred stock, debentures that can be converted to common stock or that have rights to buy common stock in the future, nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's investments in common stocks and other types of equity securities. The portfolio is also subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments (if any) in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.


An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The chart and table below provide some indication of the risks of investing in the Value portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares only, because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.



[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993:  14.8%    for 1998:   7.1%

                                    for 1994:   2.6%    for 1999:  -0.9%

                                    for 1995:  19.4%    for 2000:  17.7%

                                    for 1996:  19.2%    for 2001:  11.3%

                                    for 1997:  29.6%    for 2002:  -7.0%


During this period, the portfolio's highest return for any quarter was 16.8%, which occurred in the 4th quarter of 2001 and the lowest return for a quarter was -19.2% in the 3rd quarter of 2002.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") for one, five, and ten years. The S&P 500 is a market-value-weighted benchmark of common stock performance. The S&P 500 includes 500 of the largest stocks (in terms of market value) in the United States. Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.



                                                            Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                ---------------------------- ---------------------------- ----------------------------


Value Class O                           -6.99%                        5.27%                       10.88%
Value Advisor Class                     -7.27%                        4.96%                       10.56%
S&P 500                                 -22.1%                        -0.6%                         9.3%



                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.


Class O Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Other Expenses*........................................................... 0.07%
Total Annual Portfolio Operating Expenses*................................ 0.57%

*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Advisor Class Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)


Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*........................................................... 0.07%
Total Annual Portfolio Operating Expenses*................................ 0.87%


*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



Expense Example

Use the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. If separate account and/or insurance contract fees and charges were reflected, the cost would be higher. Therefore, an investor's actual costs may be different than the costs reflected in the table.


Portfolio Share Class        1 Year           3 Years          5 Years          10 Years

Value Class O                $59              $183             $318             $  712
Value Advisor Class           89               277              481              1,069



The Investment Grade Bond Portfolio (formerly the Bond Portfolio)

The primary investment objective of the Investment Grade Bond portfolio is to provide a high level of current income consistent with prudent investment risk. A secondary investment objective is to provide capital appreciation to the extent consistent with the primary objective. To do this, the portfolio primarily invests in investment grade corporate bonds and other debt securities. The portfolio may also buy U.S. Government securities, convertible bonds, and mortgage-backed securities.

The portfolio may invest in bonds of any maturity. The average maturity and type of bonds in the portfolio change based on the advisor's view of market conditions and the chance for a change in the interest rates for the different types of bonds the portfolio buys.

The advisor believes that having mostly investment grade bonds in the portfolio protects investors from the risk of losing principal and interest. However, if the advisor feels that it can take advantage of higher yields offered by bonds that are not investment grade ("junk bonds"), the portfolio may invest up to 10% of its assets in such bonds. Bonds that are not investment grade have a higher risk of losing principal and interest than investment grade bonds.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. The portfolio is also subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments in fixed income securities generally will change in value inversely with changes in interest rates. Longer-term bonds typically demonstrate the greatest changes in value in response to changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Investments in junk bonds are subject to credit risk to a greater degree than more highly-rated, investment grade securities.


An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The chart and table below provide some indication of the risks of investing in the Investment Grade Bond portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares only, because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.


[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:
                                    for 1993: 10.7%     for 1998:  8.8%

                                    for 1994: -3.6%     for 1999: -1.1%

                                    for 1995: 17.8%     for 2000: 10.8%

                                    for 1996:  2.2%     for 2001:  7.1%

                                    for 1997:  7.9%     for 2002:  7.9%


During this period, the portfolio's highest return for any quarter was 5.9%, which occurred in the 2nd quarter of 1995 and the lowest return for a quarter was -3.2% in the 1st quarter of 1994.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the Lehman Aggregate Index for one, five, and ten years. The Lehman Aggregate Index is a broad market-value-weighted benchmark of U.S. investment grade bond performance. The Lehman Aggregate Index includes all investment grade U.S. bond issues (government, corporate, mortgage-backed and asset-backed) with a minimum of $100 million par value and that have at least one year remaining to maturity.

Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.


                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                       --------------------- ---------------------------- ----------------------------

Investment Grade Bond Class O            7.89%                        6.61%                        6.68%
Investment Grade Bond Advisor Class      7.58%                        6.29%                        6.36%
Lehman Aggregate Index                   10.3%                         7.6%                         7.5%



                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.


Class O Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Other Expenses*........................................................... 0.09%
Total Annual Portfolio Operating Expenses*................................ 0.59%

*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Advisor Class Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*........................................................... 0.09%
Total Annual Portfolio Operating Expenses*................................ 0.89%


*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Expense Example

Use the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. If separate account and/or insurance contract fees and charges were reflected, the cost would be higher. Therefore, an investor's actual costs may be different than the costs reflected in the table.


Portfolio Share Class        1 Year           3 Years          5 Years          10 Years

Investment Grade Bond
 Class O                     $61              $190             $330             $  739
Investment Grade Bond
 Advisor Class                91               284              493              1,095



The Money Market Portfolio

The investment objective of the Money Market portfolio is to provide current income while preserving assets and maintaining liquidity and investment quality. To do this, the portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase.


The portfolio is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. Investments in fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter-terms to maturity, like those in which the portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities. Also, an investment by the portfolio in money market instruments will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. However, the portfolio invests only in high-quality instruments that the advisor has determined present minimal credit risk.


An investment in this portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the portfolio seeks to preserve the value of its investment at $1 per share, it is possible to lose money by investing in the portfolio.


The chart and table below provide some indication of the risks of investing in the Money Market portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares only, because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.


[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993:   2.3%    for 1998:   4.9%

                                    for 1994:   3.4%    for 1999:   4.6%

                                    for 1995:   5.1%    for 2000:   5.9%

                                    for 1996:   4.6%    for 2001:   3.5%

                                    for 1997:   4.9%    for 2002:   1.2%


During this period, the portfolio's highest return for any quarter was 1.5%, which occurred in the 4th quarter of 2000 and the lowest return for a quarter was 0.3% in the 4th quarter of 2002.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the return on 90 Day Treasury Bills for one, five, and ten years.

                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                        -------------------- ---------------------------- ----------------------------

Money Market Class O                     1.23%                        4.00%                        4.03%
Money Market Advisor Class               0.91%                        3.69%                        3.71%
90 Day Treasury Bills                     1.8%                         4.5%                         4.6%


For the seven day period ended December 31, 2002, the current yield for the portfolio was 0.87% and the effective yield was 0.88%.

                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.


Class O Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.40%
Other Expenses*........................................................... 0.08%
Total Annual Portfolio Operating Expenses*................................ 0.48%

*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.60%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Advisor Class Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)


Management Fees........................................................... 0.40%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*........................................................... 0.08%
Total Annual Portfolio Operating Expenses*................................ 0.78%


*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.60%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. If separate account and/or insurance contract fees and charges were reflected, the cost would be higher. Therefore, an investor's actual costs may be different than the costs reflected in the table.


Portfolio Share Class        1 Year           3 Years          5 Years          10 Years

Money Market Class O         $50              $155             $270             $606
Money Market Advisor Class    80               250              434              966



The Asset Director Portfolio (formerly the Managed Portfolio)

The investment objective of the Asset Director portfolio is to provide a high total return consistent with prudent investment risk. The investments of the portfolio are not limited to one type of investment as it purchases publicly traded common stocks, fixed income securities, and money market instruments. The makeup of the portfolio changes, based on the advisor's evaluation of economic and market trends and the expected total return from a particular type of security. Therefore, up to 100% of the portfolio may be invested in any one type of investment such as common stocks, fixed income securities, or money market instruments.

Because of the portfolio's flexible investment policy, portfolio turnover may be greater than for a portfolio that does not allocate assets among various types of securities, which may increase the portfolio's expenses.

The portfolio can invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds"). The portfolio also may buy high quality money market instruments.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's investments in common stocks and other types of equity securities. The portfolio also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments in fixed income securities generally will change in value inversely with changes in interest rates. Longer-term bonds typically demonstrate the greatest change in value in response to changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Investments in junk bonds are subject to credit risk to a greater degree than more highly-rated, investment grade securities.


An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The chart and table below provide some indication of the risks of investing in the Asset Director portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to two broad measures of market performance. The chart and the information below it show performance of the fund's Class O shares only, because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.


[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993: 13.0%     for 1998:  8.3%

                                    for 1994: -0.9%     for 1999: -0.8%

                                    for 1995: 19.1%     for 2000: 15.7%

                                    for 1996: 11.8%     for 2001: 10.6%

                                    for 1997: 21.0%     for 2002: -2.6%

During this period, the portfolio's highest return for any quarter was 11.3%, which occurred in the 4th quarter of 2001 and the lowest return for a quarter was -12.9% in the 3rd quarter of 2002.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the S&P 500 and the Lehman Aggregate Index for one, five, and ten years. Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.


                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                         ------------------- ---------------------------- ----------------------------

Asset Director Class O                  -2.56%                        6.01%                        9.21%
Asset Director Advisor Class            -2.85%                        5.69%                        8.89%
S&P 500                                 -22.1%                        -0.6%                         9.3%
Lehman Aggregate Index                   10.3%                         7.6%                         7.5%


                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.


Class O Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Other Expenses*........................................................... 0.09%
Total Annual Portfolio Operating Expenses*................................ 0.59%

*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Advisor Class Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)


Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*........................................................... 0.09%
Total Annual Portfolio Operating Expenses*................................ 0.89%


*For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Expense Example

Use the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. If separate account and/or insurance contract fees and charges were reflected, the cost would be higher. Therefore, an investor's actual costs may be different than the costs reflected in the table.


Portfolio Share Class        1 Year           3 Years          5 Years          10 Years

Asset Director Class O       $61              $190             $330             $  739
Asset Director Advisor Class  91               284              493              1,095

                              Financial Highlights
       Per Share Data and Ratios through the Year Ended December 31, 2002

     The following information is intended to help investors understand the portfolios' financial performance for the past five years (or since inception, if shown). Per share amounts presented are based on a share outstanding for the periods shown. The total returns in the tables represent an investor's gain (or loss) on an investment in a portfolio (assuming reinvestment of all dividends and distributions). The information in the tables has been audited by
PricewaterhouseCoopers LLP, the fund's independent accountants, whose report, along with the fund's financial statements, are included in the fund's Annual Report as of December 31, 2002. The Annual Report is available free of charge upon request.

                                                                       Value Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*               $     0.19        $     0.24      $      0.30       $     0.32       $     0.35
Net gain (loss) on investments            (1.47)             1.77             2.51            (0.55)            1.23

Total from Investment
Ooperations                                (1.28)             2.01             2.81            (0.23)            1.58


Shareholder Distributions:
Net investment income                     (0.18)            (0.23)           (0.30)           (0.32)           (0.35)
Realized gain                             (0.53)            (0.96)           (1.00)           (3.66)           (1.99)
Return of capital                         (0.02)                0                0                0                0


Net increase (decrease)                   (2.01)             0.82             1.51            (4.21)           (0.76)
Net asset value at
beginning of period                       18.39             17.57            16.06            20.27            21.03

Net Asset Value at End of Period    $     16.38       $     18.39      $     17.57       $    16.06      $     20.27


Total Return                              (7.0%)            11.3%            17.7%            (0.9%)            7.1%

Supplemental Data:
Net Assets, end of period (000)     $   127,527       $   114,629      $    92,089       $   88,619      $    95,486

Ratio to average net assets:
Expenses                                  0.57%             0.62%            0.64%            0.63%            0.62%
Net investment income                     1.05%             1.26%            1.86%            1.54%            1.61%

Portfolio Turnover Rate                     11%               18%              19%              32%              23%

*Net investment income is calculated based on average shares.


                                      B-10


                                                                    Money Market Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $      0.01       $      0.03      $      0.05       $     0.05       $     0.05
Net gain (loss) on investments                0                 0                0                0                0

Total from Investment
Operations                                 0.01              0.03             0.05             0.05             0.05


Shareholder Distributions:
Net investment income                     (0.01)            (0.03)           (0.05)           (0.05)           (0.05)
Realized gain                                 0                 0                0                0                0
Return of capital                             0                 0                0                0                0


Net increase (decrease)                       0                 0                0                0                0
Net asset value at
beginning of period                        1.00              1.00             1.00             1.00             1.00

Net Asset Value at End of Period   $       1.00      $       1.00      $      1.00        $    1.00       $     1.00


Total Return                               1.2%              3.5%             5.8%             4.6%             4.9%

Supplemental Data:
Net Assets, end of period (000)    $    244,933      $    190,675      $   140,622        $ 126,532       $   82,055

Ratio to average net assets:
Expenses                                  0.48%             0.52%            0.53%            0.55%            0.61%
Net investment income                     1.20%             3.41%            5.79%            4.60%            4.82%

Portfolio Turnover Rate                      0%                0%               0%               0%               0%

*Net investment income is calculated based on average shares.



                                                                  Investment Grade Bond Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $      0.56       $      0.66       $     0.68       $     0.61       $     0.60
Net gain (loss) on investments             0.29              0.17             0.44            (0.74)            0.36

Total from Investment
Operations                                 0.85              0.83             1.12            (0.13)            0.96

Shareholder Distributions:
Net investment income                     (0.49)            (0.63)          (0.71)            (0.61)           (0.60)
Realized gain                             (0.01)                0               0                 0            (0.21)
Return of capital                         (0.01)                0               0                 0                0


Net increase (decrease)                    0.34              0.20            0.41             (0.74)            0.15
Net asset value at
beginning of period                       10.70             10.50           10.09             10.83            10.68

Net Asset Value at End of Period   $      11.04       $     10.70      $    10.50        $    10.09       $    10.83


Total Return                               7.9%              7.1%           10.8%             (1.1%)            8.8%

Supplemental Data:
Net Assets, end of period (000)    $    118,958       $    78,268      $   54,947        $   49,828       $   50,090

Ratio to average net assets:
Expenses                                  0.59%             0.65%           0.65%             0.62%             0.62%
Net investment income                     5.10%             5.96%           6.52%             5.68%             5.48%

Portfolio Turnover Rate                     97%               95%             93%               93%              132%

*Net investment income is calculated based on average shares.





                                                                   Asset Director Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $     0.35         $     0.41      $      0.49       $     0.49       $     0.51
Net gain (loss) on investments           (0.72)              0.98             1.49            (0.71)            0.79

Total from Investment
Operations                               (0.37)              1.39             1.98            (0.22)            1.30

Shareholder Distributions:
Net investment income                    (0.33)            (0.41)            (0.49)           (0.50)           (0.51)
Realized gain                            (0.30)            (0.41)            (0.46)           (1.60)           (0.99)
Return of capital                        (0.01)                0                 0                0                0


Net increase (decrease)                  (1.01)             0.57              1.03            (2.32)           (0.20)
Net asset value at
beginning of period                      14.41             13.84             12.81            15.13            15.33

Net Asset Value at End of Period   $     13.40        $    14.41       $     13.84       $    12.81       $    15.13


Total Return                             (2.6%)            10.6%             15.7%            (0.8%)            8.3%

Supplemental Data:
Net Assets, end of period (000)    $   107,053        $   91,096       $    68,992       $   68,816       $   73,112

Ratio to average net assets:
Expenses                                 0.59%             0.64%             0.64%            0.62%            0.62%
Net investment income                    2.47%             2.86%             3.72%            3.25%            3.27%

Portfolio Turnover Rate                    33%               39%               43%              49%              63%

*Net investment income is calculated based on average shares.

                       General Information About the Fund

Management of the Fund

The business and affairs of the fund are managed under the direction of its Board of Directors according to laws of the State of Maryland and the fund's Articles of Incorporation and Bylaws. Information about the directors and the fund's executive officers may be found in the statement of additional information (SAI) under the heading "Management of the Fund."

The Investment Advisor--American United Life Insurance Company(R)


American United Life Insurance Company ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

AUL conducts a conventional life insurance and annuity business. At December 31, 2002, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $12,208,143,297 and had equity of $1,100,282,506.

Subject to overall supervision of the Board of Directors, the advisor exercises overall responsibility for the investment and reinvestment of the fund's assets. In so doing, the advisor manages the day-to-day investment operations and the composition of each investment portfolio. These duties include the purchase, retention, and disposition of the securities and cash in accordance with the portfolios' investment objectives and policies as stated in the fund's current prospectus.

Under the Investment Advisory agreement, the advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio. The annual fees paid by the fund to AUL (by portfolio) are:

Value portfolio:                                              .50%
Investment Grade Bond portfolio:                              .50%
Asset Director portfolio:                                     .50%
Money Market portfolio:                                       .40%

From the fees paid to AUL by the fund, AUL would pay any sub-advisor(s) for their services. As of the date of this prospectus, there are no sub-advisors for any of the portfolios.

The Portfolio Managers

The Value Portfolio

The day-to-day management of the Value portfolio is the responsibility of Kathryn Hudspeth, CFA, Vice President, Equities. Ms. Hudspeth has been the portfolio manager of the Value portfolio since its inception and has been with AUL since 1989. Previously, Ms. Hudspeth has held positions with AUL which include Assistant Vice President, Equities; Equity Portfolio Manager, and Director of Equity Investments. Before coming to AUL, she was employed by Bank One, Indianapolis, as a Vice President and Trust Officer in the Personal Trust Division.

The Investment Grade Bond Portfolio

The day-to-day management of the Investment Grade Bond portfolio is the responsibility of Kent Adams, CFA, Vice President, Fixed Income Securities. Mr. Adams has been the portfolio manager of the Investment Grade Bond portfolio since its inception and has been with AUL since 1977. Previously, Mr. Adams has held positions with AUL which include Assistant Vice President, Investment Officer, Securities, and Senior Securities Analyst.

The Asset Director Portfolio

The day-to-day management of the Asset Director portfolio is the joint responsibility of Kathryn Hudspeth, Vice President, Equities, and Kent Adams, Vice President, Fixed Income Securities, AUL.

   Further Portfolio Information; Investments; Investment Strategies and Risks

Investments and Investment Strategies

Many of the investment strategies and techniques described in this prospectus are discretionary, and portfolio managers can decide whether or not to use them at any particular time. Other techniques, strategies and investments may be made that are not part of a portfolio's principal investment strategy or strategies. The investment objectives of a portfolio may not be changed without the approval of the shareholders. However, a portfolio's investment policies may be changed by the fund's Board of Directors. All of the portfolios are diversified and will not concentrate their securities purchases in a particular industry or group of industries.

The Value Portfolio

The Value portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. Using a bottom-up approach, the portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, capital adequacy and growth potential. The portfolio also focuses on management ability, insider ownership, industry position and liquidity of the underlying equity issues.

In addition to extensive fundamental analysis, the advisor also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

When the advisor believes that financial, economic, or market conditions require a defensive strategy, the portfolio may buy more nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements. The portfolio may also buy and sell options on securities and securities indices, although it will do so only for purposes of trying to generate current income or to hedge portfolio risks, and not for speculative purposes.

The Investment Grade Bond Portfolio

The Investment Grade Bond portfolio may also invest in money market instruments and repurchase and reverse repurchase agreements. Additionally, the portfolio may invest in dollar-denominated foreign securities including corporate bonds or other fixed income securities that satisfy the portfolio's standards for quality.

The Money Market Portfolio

The advisor determines whether a money market instrument has the required minimal credit risk under procedures adopted by the fund's Board of Directors. An instrument is of the highest quality when:

     *it is a U.S. Government security;

     *it is a security issued by a registered investment company that is a money market fund;

     *it (or a similar short-term obligation from the same issuer) is rated in the highest rating category by two nationally recognized statistical rating organizations, or if rated by only one such organization, if the Board ratifies or approves the purchase; or

     *it is not rated, but the advisor has determined the security to be of comparable quality and the purchase is approved or ratified by the Board.

If the rating of an instrument bought by the portfolio is lowered, the advisor will follow procedures approved by the Board of Directors to determine if the security still presents minimal credit risk. If it does not, it will be sold. Examples of money market instruments that may be bought by the portfolio include: U.S. Government securities, other money market funds, repurchase agreements that mature in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, fixed income securities, commercial paper, and variable amount floating rate notes and master notes.

The Asset Director Portfolio

In pursuing its investment objective, the portfolio may engage in the writing of covered call and secured put options on equity and fixed income securities, and may purchase call options on equity and fixed income securities. The portfolio may enter into repurchase agreements and reverse repurchase agreements.

General Risks

Each portfolio is, of course, subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the portfolios' investment strategies may subject them to a number of risks, including the following:

Market Risk


Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter-term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. Portfolios that may invest primarily in equities, such as the Value and Asset Director portfolios may be particularly subject to the potential risks (and rewards) and volatility of investing in equities.


Each portfolio may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, these portfolios may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

Interest Rate Risk

Each portfolio may invest in fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the portfolios invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The portfolios' investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the portfolios invest. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of a portfolio's shares if it invests in the company's securities.

The portfolios may all invest in investment grade fixed income securities; but, the Investment Grade Bond and Asset Director portfolios may also invest in fixed income securities that are not "investment grade," which are commonly referred to as "junk bonds." To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent a portfolio from selling a security at the time and price that would be most beneficial to the portfolio.

The advisor attempts to reduce the credit risk associated with lower rated securities through diversification of portfolio investments, credit analysis of issuers in which the portfolios invest, and monitoring broad economic trends and corporate and legislative developments. However, there is no assurance that it will successfully or completely reduce credit risk.

Derivatives Risk

The Value, Investment Grade Bond and Asset Director portfolios' use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of a portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a portfolio will be able to engage in these transactions to reduce exposure to other risks.

Defensive Strategy

If the advisor believes that economic or other market conditions, such as excessive volatility or sharp market declines, require taking a defensive position to preserve or maintain the assets of a portfolio, then a portfolio may purchase securities of a different type or types than it ordinarily would purchase, even if such purchases are contrary to the investment objective or objectives of a portfolio. Taking such a defensive position could prevent a portfolio from attaining its investment objectives, or cause it to miss out on some or all of an upswing in the securities market.

Please see the Statement of Additional Information for more detailed information about the portfolios, their investment strategies, and their risks.



                        Purchase and Redemption of Shares


As of the date of this prospectus, shares of the fund are offered only for purchase by one or more separate accounts of AUL to serve as an investment medium for the contracts issued by AUL. Shares of each portfolio may be offered in the future to separate accounts of other affiliated or unaffiliated insurance companies to serve as the underlying investments for variable life and annuity contracts. Owners of the contracts do not deal directly with the fund with respect to acquisition, redemption, or transfer of shares, and should refer to the contract (or certificate), or, if applicable, the prospectus for the separate account for information on allocation of premiums and on transfers of account value.


Shares of a portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of each portfolio are sold at their respective net asset values (without a sales charge)
next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. The separate accounts invest in shares of the fund in accordance with allocation instructions received from owners and participants of the contracts offered by AUL. Each portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the fund (1) when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings) or for any period during which trading is restricted; (2) because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of new assets not reasonably practicable; and, (3) whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.

Net Asset Value

The net asset value per share of each portfolio's Advisor Class and Class O shares is determined by dividing the value of each portfolio's net assets attributable to the class of shares by the number of class shares outstanding. That determination is made once each business day, Monday through Friday, on which the NYSE is open for trading as of the close of the NYSE (normally, 4 p.m., Eastern Standard Time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving. The value of the assets of each portfolio other than the Money Market portfolio is based on their market prices, with special provisions for assets not having readily available market quotations.

The net asset value per share of each portfolio, except the Money Market portfolio, will fluctuate in response to changes in market conditions and other factors. The Money Market portfolio will attempt to maintain a constant net asset value per share of $1.00, which will not fluctuate in response to changes in market conditions, although there can be no assurance that this will be achieved. The Money Market portfolio attempts to maintain a constant net asset value per share by using the amortized cost method of valuation for its portfolio securities. This involves valuing a security at cost on the purchase date and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. See the SAI for a description of certain conditions and procedures followed by the portfolios in connection with amortized cost valuation.


Distribution and Servicing (12b-1) Plans

The fund may pay annual fees of up to .30% of each portfolio's average daily net assets attributable to Advisor Class shares as compensation or reimbursement for a variety of services and expenses in connection with the marketing, sale and distribution of Advisor Class shares ("distribution fees") and in connection with personal services rendered to investors ("servicing fees"). These payments are made pursuant to Distribution and Servicing (12b-1) Plans adopted by the fund with respect to the Advisor Class shares of each portfolio. The plan will be operated as a compensation plan.

Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                    Taxation

Each portfolio intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the portfolio will not be liable for federal income tax on income it distributes.

Each portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. Because interests in the portfolios will be held by insurance company separate accounts, each portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the portfolio will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                                Other Information

The Advisor Class shares of the portfolios do not have a full calendar year of performance. Thus, no financial highlight information is included for the portfolios.

We have not authorized anyone to provide you with information that is different from the information in this prospectus. You should only rely on the information in this prospectus or in other information provided to you by us. This prospectus is not an offering by the fund in any jurisdiction in which such offering may not be lawfully made.

There is a statement of additional information that has more information about the fund. It is incorporated by reference and is legally considered a part of this prospectus. The fund also files annual and semi-annual reports with the SEC. These reports provide more information about the portfolios' investments. The annual report also discusses market conditions and investment strategies that significantly affected the portfolios' performance in 2002.

You may request a free copy of the statement of additional information or a copy of the annual or semi-annual reports by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., which may be contacted at 1-202-942-8090. Reports and other information are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mailing your request to public.info@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the fund's Investment Company Act file number in your correspondence.

The portfolios are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                                   PROSPECTUS


                                Dated: May 1, 2003

                                   APPENDIX C

                          ADDITIONAL INFORMATION ABOUT
                                 THE CONTRACTS

The following is a summary of certain important features of the Contracts, including relevant tax information. The reorganization is not anticipated to materially affect Contract features, other than to change the investments supporting obligations under the Contracts from a pool of investments in Fund B's portfolio to Class O shares of the Value Portfolio.

Definitions

ACCUMULATION PERIOD - The period before annuity payments begin.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the New Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.

COMPANION CONTRACT - A fixed dollar annuity group contract issued by AUL to a Contractholder for the benefit of the same employees covered by the Contract of such Contractholder.

CONTRACTHOLDER - A party to a Contract on behalf of itself as an employer or on behalf of other employers.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

EMPLOYER - A tax-exempt or public school organization or other employer with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Unit Trust or to any other separate account of AUL.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code

OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions, may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner" shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

403(b) PROGRAM - An arrangement by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PROGRAM - A program of individual retirement accounts or annuities, including a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code. Certain 457 plans that do not qualify for favorable tax treatment under Section 457, such as Plans for highly compensated employees, may be referred to as non-qualified 457 Plans.

Contractholders

AUL offers variable contracts to:

     (1) employees of tax exempt or public school organizations with a 403(b) Program ("tax deferred annuities");

     (2) employees of employers with 401 Employee Benefit Plans or 408 Programs ("Individual Retirement Annuities"); and

     (3) employers that are units of state or local government with 457 deferred compensation plans.

In order to fund such plans, the employer has entered into a Contract with AUL. A Participant may purchase a variable annuity through employer payments under a 403(b), 408 or 457 Program. Alternatively, a Participant may purchase a variable annuity by means of employee and employer payments under a 401 Employee Benefit Plan or 408 Program.

Additional Information about Deductions and Expenses

Mortality and Expense Risk Charges. Although variable annuity payments will vary with the investment performance of OneAmerica Funds Inc., payments will not be affected by adverse mortality experience or when the actual expenses of AUL exceed the fees charged by AUL under the Contracts. AUL has agreed to assume the risk (except under the Fixed Period Option described under "Optional Variable Annuity Settlements" where there is no such risk) that Annuitants, as a class, may live longer than had been estimated. In this case, payments would continue beyond the period estimated and AUL's expenses could exceed the fees received from the New Account. For assuming these risks, AUL will receive from the New Account a daily fee of 0.00164% of the value of the New Account for the mortality risks and a daily fee of 0.00082% of the value of the New Account for the expense risks. These two fees amount to approximately 0.90% on an annual basis and continue to be charged during the annuity payout period under all of the settlement options described on the pages below.

Deduction for Premium Taxes. When an annuity is effected (or at the time of purchase if required by a particular state's law), any applicable premium taxes will be deducted from the amount to be applied to purchase the annuity or from the amount deposited and paid over immediately to the state. Presently, such taxes range from 0% to 3.5%. In any given state, the rate may also vary depending on the type of contract purchased. Since premium tax statutes can be enacted, changed or repealed by a state's legislature at any time, and since the imposition of a premium tax will usually be at the time the annuity is commenced, the present tax rates may not be in effect when the actual premium tax charge is imposed.

Participation

AUL is a stock life insurance company which is a subsidiary of a duly organized mutual holding company. As such, its policyholders participate in the divisible surplus of AUL, according to the annual determination by AUL of the portion, if any, of the divisible surplus which has resulted from and accrued on such Contracts. Any such portion determined to be payable will be applied to the benefit of the Participants under such Contracts in one of the following ways (as determined by AUL):

     (a) a reduction in the sales and administrative service fee payable to AUL in the next succeeding year, or

     (b) a crediting of additional Accumulation or Annuity Units to the Participant's accounts. (Such additional units shall be credited without deductions for sales and administrative service charges.)

Although the Contracts so provide for participation, there has been no divisible surplus to date and there can be no assurance that there will be any available for payment or payable under such Contracts.

Amendments

AUL cannot amend or change any Contract to increase the amount of its charges or to affect the annuity purchase rates as such charges and rates apply to existing Accumulation and Annuity Units or to Accumulation and Annuity Units which may thereafter be purchased for any existing Participant under a 403(b) or 408 contract except to the extent that payments for such Participant in any contract year are in excess of the greater of either (a) $5,000 or (b) twice the average of all payments for such Participant for the five contract years preceding the change (or lesser period if the Participant has not completed five contract years). Insofar as any payments for such a Participant are in excess of such amount in any contract year following the change, such payments will be affected by any amendments of the Contract by AUL, but subject to the further limitation that, during the first five years of a Contract, no change or amendment of any kind may be made by AUL in a Contract without the consent of the Contractholder and, in addition, the consent of all Participants if the change would adversely affect their rights under the Contract (except to conform the Contract to any federal or state statute or rule or regulation of the U.S. Treasury Department). By agreement and at any time, a 457 employer and AUL may, unless specifically prohibited by state law, amend any Contract provision and such amendments shall thereafter be binding on all affected Participants, Beneficiaries or contingent Annuitants.

Voting and Other Rights Under the Variable Annuity Contracts

Generally, a Participant or the employer of a Participant, depending on the type of Contract involved, has certain rights associated with the Contract. During the Accumulation Period, these rights consist of the right to vote at any meeting of Participants. A meeting of Participants will be held in any year when any of the following matters are being considered:

     (a)  any change in the investment adviser;

     (b) any change to any of fundamental investment objectives or in any of the fundamental investment restrictions;

     (c) any other action requiring Participant approval under the Investment Company Act of 1940, as amended, or by the Rules and Regulations.

In addition to these rights, during accumulation, Participants have an ongoing right to contribute to or withdraw funds from the account, the right to name and change the Beneficiary, the right to select the annuity settlement option from those described below, and the right to select the date that payments shall commence. However, the section entitled "Federal Tax Status" should be reviewed for the effect and requirements of current law on this election.

After a Participant's account has been annuitized, Annuitants continue to have the right to vote on any issue which may be voted on by Participants, as listed above. After the death of an Annuitant, the voting rights of a contingent payee under a Survivorship Annuity are the same as the Annuitant had. Under some annuity options, all rights under the Contract may terminate at the death of the Annuitant.

Each Participant under a Contract may cast one vote for each Accumulation Unit credited to his account or accounts under such Contract. Each variable Annuitant who is receiving variable annuity payments under a Contract may cast that number of votes equal to (1) the dollar amount of the assets established in the New Account to meet the annuity obligation relating to such Annuitant divided by (2) the value of one Accumulation Unit, determined in each case as of the valuation date next preceding the Participant record date. Fractional votes shall be counted.

During the annuity period, the number of votes will generally decrease. This occurs because the Annuitant has voting interests attributable to the reserves during the pay-out period.

The Board of Directors of AUL may fix a Participant record date, not more than 90 days before the date set for any meeting of Participants, for the purpose of determining the Participants entitled to notice of and to vote at such meeting, and the number of votes each Participant may cast. If the Board of Directors does not fix a Participant record date, the record date shall be the 90th day before the date of the meeting.

Annuity Period

Variable Retirement Annuity. Each Participant has an Annuity Commencement Date (see Definitions) and selects a variable annuity settlement except that in a 457 Program the Employer shall make the election. Contracts provide the five optional variable annuity settlements described hereinafter. Within limits, other options may be mutually agreed to between the Participant and AUL. For 403(b), 408 and 457 Programs, the automatic option shall be an annuity payable during the lifetime of the Annuitant with payments certain for 120 months. For use with an Employee Benefit Plan, the automatic option shall be an annuity payable during the lifetime of the Annuitant with payments certain for 120 months or, for a married Annuitant, a joint and survivor annuity. Once annuity payments have commenced, a Participant cannot surrender his annuity and receive a lump-sum settlement in lieu thereof. If, under any option, monthly payments are less than $20 each, AUL has the right to make larger payments at quarterly or semi-annual intervals. AUL will not allow annuitization of a Participant's account if the total value is less than $2,000. Should this occur, a Participant may elect either a lump-sum settlement or may choose to receive the account balance in installments over a period of 36 months. Participants should carefully review the following settlement options with their financial or tax advisers since a settlement option cannot be changed after receipt of the first payment under that option.

See "Amount of Variable Retirement Annuity" for a description of the method of determining the amount of the payments under any available option.

Optional Variable Annuity Settlements

Option 1 - Life Annuity. An annuity payable monthly during the lifetime of the Annuitant which ends with the last monthly payment before the death of the Annuitant. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for Beneficiaries. However, under this option it is possible that the Annuitant would receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died prior to the third annuity payment, and so forth.

Option 2 - Certain and Life Annuity. An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years as elected, annuity payments will be continued during the remainder of such period to the Beneficiary designated by the Annuitant.

Option 3 - Survivorship Annuity. An annuity payable monthly during the lifetime of the Annuitant and after the death of the Annuitant, an amount equal to 50%, 66 2/3% or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives. An election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies prior to the Annuity Commencement Date.

Option 4 - Unit Refund Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary designated by the Annuitant will receive an additional payment of the then dollar value of a number of Annuity Units (described below) equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under the option divided by the Annuity Unit value at the date annuity payments commence and (b) is the number of Annuity Units represented by each monthly payment multiplied by the number of monthly payments made.

Option 5 - Fixed Periods. An annuity payable monthly for a fixed period (not to exceed 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary designated by the Annuitant.

The Annuity Unit. The value of an Annuity Unit was established at $1 on April 3, 1969. The value of the Annuity Unit at the end of any current Valuation Period is determined by multiplying the value of an Annuity Unit at the end of the next preceding Valuation Period by the product of (a) the Net Investment Factor for the current Valuation Period and (b) 0.9999058 for each calendar day in such current Valuation Period. This daily factor neutralizes the assumed net investment rate of 3 1/2% per annum built into the annuity tables contained in the Contracts, which assumed rate is not applicable as actual net investment result is credited instead.

The objective of a variable annuity contract is to provide level payments during periods when the securities market is relatively stable and to reflect as increased payments only investment results in excess of the 3 1/2% assumption. The achievement of this objective will depend in part upon the validity of the 3 1/2% assumption. A higher assumption would mean a higher initial payment but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments in a period when unit values are declining). A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3 1/2%, the annuity payments will be level. There can be no assurance that the net investment rate will be as high as 3 1/2%.

Amount of Variable Retirement Annuity. Except for certain Employee Benefit Plans, the Contracts contain tables (1951 Group Annuity Table, projected to 1967 by scale C) indicating the dollar amount of the first monthly payment under each optional annuity settlement for each $1,000 of value of the Participant's Individual Account and the vested portion, if any, of the Employer's Participant Account for such Participant applied under the option, less any applicable premium taxes not previously deducted.

The first monthly payment varies according to the form of annuity selected (see the descriptions above) and the adjusted age of the Annuitant. The amount of the first monthly annuity payment is divided by the value of an Annuity Unit at the valuation next following the eighteenth day of the month prior to the Participant's Annuity Commencement Date to determine the number of Annuity Units on which subsequent payments are based. The amount of each monthly payment after the first will be equal to the number of Annuity Units multiplied by the value of an Annuity Unit at the valuation next following the eighteenth day of the month prior to the month in which the payment is due.

Return of Accumulated Value in the Event of Death

If the death of a Participant occurs prior to his Annuity Commencement Date, the value as of the end of the Valuation Period in which due proof of death is received by AUL will be paid to his designated Beneficiary. This amount will be equal to (1) such Participant's Individual Account under the 403(b) Program, 408 Program or an HR-10 Plan, or (2) such Participant's Individual Account plus the vested portion, if any, of the Employer's Participant Account for such Participant under an Employee Benefit Plan other than an HR-10 Plan, or (3) the sum of (1) and (2) if both are applicable. Such amount will be paid to the Beneficiary in a single sum or under one of the Optional Variable Settlements, as directed by the Participant or as elected by the Beneficiary.

Sale of Contracts

The Contracts described in this Proxy Statement/Prospectus were sold and underwritten by AUL through life insurance salesmen who have been licensed by the state insurance departments and through certain of its home office employees. Where state law so requires, such persons are also licensed or registered as securities salesmen. The Contracts are no longer being sold and payments are no longer being accepted. AUL currently does not intend to issue new Contracts following the consummation of the Reorganization.

Redemptions

Redemption (Withdrawal). During the Accumulation Period and in accordance with the applicable provisions of the Employee Benefit Plan or 457 plan document, if any, a Participant or 457 Employer may elect at any time to withdraw a portion or all of his individual account, except as described below. If the amount of any withdrawal by a Participant reduces his individual account below $500, his entire account must be withdrawn. In such event, AUL shall have the right to refuse to accept future payments by or for the benefit of such Participant, unless an account is being maintained for such Participant under the Companion Contract.

The amount received by a Participant upon withdrawal of his entire account may be more or less than the original cost, depending on the value of the securities in OneAmerica Funds, Inc. and other assets of the New Account at the time of the withdrawal. Withdrawal is effected by sending a written application for withdrawal to American United Life Insurance Company(R), P.O. Box 368, Indianapolis, IN 46206-0368. The Participant's account will be valued on the basis of the valuation of the New Account at the end of the Valuation Period during which the request was received by AUL. AUL will pay in cash the portion so requested to be withdrawn from the Participant's Individual Account. Payment of the withdrawal value will be made within seven days after receipt of such request, except that payment may be postponed whenever (1) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings),
(2) the Securities and Exchange Commission permits postponement and so orders, or (3) an emergency exists, or trading on the NYSE is restricted, as defined by the Securities and Exchange Commission, so that the valuation of assets or disposal of securities is not reasonably practicable. See Federal Tax Status for a discussion of possible tax consequences on withdrawal.

Amounts withdrawn may not be reinvested without payment of a sales and administrative service charge.

Constraints on Distributions from Section 403(b) Annuity Contracts. Section 403(b) of the Internal Revenue Code (the "Code") requires that distribution from
Section 403(b) tax-deferred annuities that are attributable to employee contributions under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income attributable to such contributions may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

Therefore, a Participant in an annuity purchased as a tax-deferred 403(b) annuity contract will not be entitled to exercise the right of withdrawal in order to receive the value of his account attributable to elective contributions credited after December 31, 1988 or that portion of his account attributable to increases in the value of the December 31, 1988 balance unless one of the above-described conditions has been satisfied. A Participant's account may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's 403(b) arrangement. See "Federal Tax Status," for a discussion of the tax consequences of such distributions.

Texas Option Retirement Program. A Contract sold to a Participant of the Texas Optional Retirement Program may not be redeemed except upon termination of employment in all Texas public institutions of public education, retirement, death or total disability of such Participant. However, if the termination should occur before the commencement of a second year of employment, the Participant would not receive that portion of his account attributable to contributions made on his behalf by his employer other than under the terms of a salary reduction agreement.

The tax consequences of redemptions and withdrawals should be carefully reviewed by a Participant's tax adviser before such action is taken. The section entitled "Federal Tax Status" below should also be reviewed. However, this does not purport to be a complete treatment of the subject and is intended only to highlight certain important features of the tax laws.

Federal Tax Status

Introduction. The Contracts are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, and 457 of the Code. The ultimate effect of Federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein is general in nature. It is based upon AUL's understanding of the present Federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax adviser.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of AUL and the Unit Trust. AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Unit Trust is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Unit Trust. However, each sub-account of the Unit Trust, including the New Account, will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the New Account will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

OneAmerica Funds, Inc. has advised AUL that the Value Portfolio, in which the Unit Trust invests, intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that the Value Portfolio will so qualify. If the requirements of the Code are met, the Value Portfolio will not be taxed on amounts distributed on a timely basis to the Unit Trust.

Were the Value Portfolio not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Tax Treatment of Retirement Programs. The Contracts are offered for use with several types of retirement programs as described above. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

When annuity payments  commence (as opposed to a lump-sum  distribution),  under
Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made there would be no portion excludable.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

Employee Benefit Plans. Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the use of Contracts to provide benefits thereunder.

If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special five-year forward averaging provisions under Code Section 402 may be utilized on any amount subject to ordinary income tax treatment, provided that the Participant has reached age 59 1/2, has not previously elected forward averaging for a distribution from any Employee Benefit Plan after reaching age 59 1/2, and has not rolled over a partial distribution from a similar plan into an individual retirement account or annuity. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

403(b) Programs. Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code
Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for Federal income tax purposes.

If a Participant under a 403(b) Program makes a surrender or partial withdrawal from the Participant's Account, the Participant will realize income taxable at ordinary tax rates on the full amount received. Since, under a 403(b) Program, contributions are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

408 Programs. Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans and Employer/Association Established Individual Retirement Account Trusts, known as an Individual Retirement Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a surrender or partial withdrawal from the Participant's Account, the Participant will realize income taxable at ordinary tax rates on the full amount received. Since under a 408 Program, contributions are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

457 Programs. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. The employees must be Participants in an eligible deferred compensation plan.

If the Employer sponsoring a 457 Program requests and receives a withdrawal for an eligible employee in connection with a 457 Program, then the amount received by the employee will be taxed as ordinary income. Since under a 457 Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable when annuity payments commence or other distribution is made.

Tax Penalty. Any distribution made to a Participant from an Employee Benefit Plan, a 408 Program or a 403(b) Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount includible in gross income:

     (a)  the Participant has attained age 59 1/2;

     (b)  the Participant has died; or

     (c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan or 403(b) Program will not be subject to a 10% excise tax on the amount distributed if the Participant is 55 and has separated from service. Distributions that are made as a part of a series of substantially equal periodic payments over the life of a Participant where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medial care also may not be subject to an excise tax.

Withholding. Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or 403(b) Program or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.

All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from IRAs, are subject to Federal income tax withholding on the taxable amount unless the distribute elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from IRAs will be withheld at a flat 10% rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

PART B


                      Statement of Additional Information
                                November 30, 2003




Acquisition of Assets and Liabilities of     By and in Exchange for Interests in
American United Life Pooled Equity Fund B    OneAmerica Funds, Inc.
One American Square                                   and
Indianapolis, Indiana 46282                  AUL American Unit Trust
(317) 285-1877                               Indianapolis, Indiana 46282
                                             (317) 285-1877

This Statement of Additional Information is available to Participants with interests in American United Life Pooled Equity Fund B ("Fund B") in connection with a proposed transaction whereby all of the assets and liabilities of Fund B will be transferred to a new sub-account (the "New Account") of AUL American Unit Trust, that will invest all of its assets in Class O shares of the OneAmerica Value Portfolio, a series of OneAmerica Funds, Inc. The audited financial statements and related independent auditors' report for Fund B contained in the Annual Report for the fiscal year ended December 31, 2002, are hereby incorporated herein by reference, as are the unaudited financial statements for Fund B contained in the Semi-Annual Report for the period ended June 30, 2003. Copies of these documents are available upon request and without charge by calling or writing AUL at the telephone number or address set forth above.

This Statement of Additional Information of the OneAmerica Funds, Inc. consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for OneAmerica Funds, Inc. dated May 1, 2003; and

2. The Financial Statements of OneAmerica Value Portfolio as included in OneAmerica Fund, Inc.'s Annual Report filed for the year ended December 31, 2002 and Semi-Annual Report filed for the six-month period ended June 30, 2003.

This Statement of Additional Information of AUL American Unit Trust consists of this cover page and the Statement of Additional Information for AUL American Unit Trust dated August 4, 2003, which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated November 30, 2003 relating to the reorganization may be obtained, without charge, by writing to American United Life Insurance Company at One American Square, Indianapolis, Indiana 46282 or calling (317) 285-1877. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.




                                       I

                            Part C: Other Information

--------------------------------------------------------------------------------
ITEM 15:      Indemnification
--------------------------------------------------------------------------------

Article VII of the OneAmerica Funds, Inc.'s Articles of Incorporation provides in relevant part as follows:

"The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General laws of the State of Maryland and the 1940 Act. The Bylaws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation. partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this
Section 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment."

Article XI of the OneAmerica Funds, Inc.'s By-laws provides in relevant part as follows:

"The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, and (ii) the 1940 Act, including the advance of expenses under the procedures and to the full extent permitted by law, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Article IX, Section 1 of AUL's Articles of Amendment to the Amended and Restated Articles of Incorporation provides in relevant part as follows:

"The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an 'Indemnitee') is or was: (i) a member of the Board of Directors of the Corporation, (ii) an officer of the Corporation, or (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not.

"Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph."

--------------------------------------------------------------------------------
ITEM 16:      Exhibits
--------------------------------------------------------------------------------

(1)        (a) Articles of Incorporation of OneAmerica Funds, Inc. (1)
           (b) Articles Supplementary of OneAmerica Funds, Inc. (1, 4, 5, 7)
           (c) Form of Articles Supplementary of OneAmerica Funds, Inc. (6)
           (d) Resolution of Executive Committee of American United Life Insurance Company(R)("AUL") establishing AUL American Unit
               Trust (8)
(2)        By-laws of OneAmerica Funds, Inc. (1)
(3)        Not applicable
(4)        Form of Plan of Reorganization (3)
(5)        Not applicable
(6) Investment Advisory Contract and Addenda to Agreement between OneAmerica Funds, Inc. and AUL and the Expense Limitation Agreement between OneAmerica Funds, Inc. and AUL (1, 2, 5, 7)
(7)        Not applicable
(8)        Not applicable
(9) Form of Custody Agreement between OneAmerica Funds, Inc. and Bank of New York, Fee Schedule, and Amendment(s) (1)
(10)       Not applicable.

(11)       Opinion of Counsel (filed herewith)
(12)       Opinion and Consent of Counsel supporting tax matters and
           consequences *
(13)       (a) Form of Fund Accounting Agreement between OneAmerica Funds, Inc.
               and Bank of New York, Fee Schedule, and Amendment(s) (1, 7)
           (b) Form of Administration Agreement between OneAmerica Funds, Inc. and Bank of New York, Fee Schedule and Amendment(s) (7)
(14)       Consent of Independent Auditors (filed herewith)
(15)       Not applicable.
(16)       Powers of attorney (6, 9, filed herewith)
(17)       [Any Other Exhibits?]
--------------------------------------------------------------------------------

* To be filed by post-effective amendment.


(1) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 11, Form N-1A, File No. 33-30156, on April 30, 1998.

(2) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 13, Form N-1A, File No. 33-30156, on April 30, 1999.

(3) See Appendix A to the Proxy Statement/Prospectus.

(4) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 15, Form N-1A, File No. 33-30156, on April 27, 2001.

(5) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 16, Form N-1A, File No. 33-30156, on May 1, 2002.

(6) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 17, Form N-1A, File No. 33-30156, on January 31, 2003.

(7) Filed in OneAmerica Funds, Inc.'s Post-Effective Amendment No. 18, Form N-1A, File No. 33-30156, on March 28, 2003.

(8) Re-Filed in AUL American Unit Trust's Post-Effective Amendment No. 15, Form N-4, File No. 33-31375, on April 30, 1998.

(9) Filed in AUL American Unit Trust's Post Effective Amendment No. 23, Form N-4, File No. 33-31375, on April 30, 2003.

--------------------------------------------------------------------------------
ITEM 17:      Undertakings
--------------------------------------------------------------------------------

1. The undersigned registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrants agree that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrants undertake to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

4. The undersigned registrants agree to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrants have duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis and the State of Indiana on this 31 day of October, 2003.

OneAmerica Funds, Inc.                      AUL American Unit Trust
                                                (Registrant)

-----------------------------               -----------------------------
By: R. Stephen Radcliffe*, President        By: R. Stephen Radcliffe**
                                                President

                                            AUL United Life Insurance Company(R)
                                                (Depositor)

                                            -----------------------------
                                            By: R. Stephen Radcliffe**
                                                President

*By:  /s/ John C. Swhear
     -----------------------
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed in OneAmerica Funds, Inc.'s Post Effective Amendment No. 17, Form N-1A, File No. 33-30156, on January 31, 2003.

**By: /s/ John C. Swhear
     -----------------------
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed in AUL American Unit Trust's Post Effective Amendment No. 23, Form N-4, File No. 33-31375, on April 30, 2003.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on behalf of OneAmerica Funds, Inc. by the following persons in the capacities and on the date indicated.

Signature                          Title                         Date
---------                          -----                         ----


_________________________________  Director, Chairman of the   October 31, 2003
R. Stephen Radcliffe*              Board and President (Chief
                                   Executive Officer)



_________________________________  Director                    October 31, 2003
Ronald D. Anderson*




_________________________________  Treasurer (Principal        October 31, 2003
Constance E. Lund*                 Financial and Accounting
                                   Officer)



_________________________________  Director                    October 31, 2003
James W. Murphy*



_________________________________  Director                    October 31, 2003
Donald J. Stuhldreher*



_________________________________  Director                    October 31, 2003
Jean L. Wojtowicz**


*By:  /s/ John C. Swhear
     ___________________
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed in Registrant's Post Effective Amendment No. 17, Form N-1A, File No. 33-30156, on January 31, 2003.

**By: /s/ John C. Swhear
     ___________________
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney dated September 9, 2003 and filed herewith.


Date:  October 31, 2003

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on behalf of AUL American Unit Trust by the following persons in the capacities and on the date indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director                   October 31, 2003
John R. Barton*


_______________________________     Director                   October 31, 2003
J. Scott Davison*


_______________________________     Director, Principal        October 31, 2003
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                   October 31, 2003
Dayton H. Molendorp*


_______________________________     Director                   October 31, 2003
R. Stephen Radcliffe*


_______________________________     Director                   October 31, 2003
Mark C. Roller*


_______________________________     Director                   October 31, 2003
G. David Sapp*


_______________________________     Director                   October 31, 2003
Jerry D. Semler*


_______________________________     Director                   October 31, 2003
William L. Tindall*


_______________________________     Director                   October 31, 2003
Steven A. Weber*


_______________________________     Director                   October 31, 2003
Thomas M. Zurek*

**By: /s/ John C. Swhear
     _____________________

     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed in AUL American Unit Trust's Post-Effective Amendment No. 23, Form N-4, File No. 33-31375, on April 30, 2003.

Date: October 31, 2003

                                  EXHIBIT LIST


Exhibit No.
in Form N-14               Exhibit
Item 16                    Numbered As        Name of Exhibit
------------               -----------        ---------------
(11)                       EX-99.11           Opinion of Counsel

(14)                       EX-99.14           Consent of Independent Auditors

(16)                       EX-99.16           Powers of Attorney

PROXY OF PARTICIPANT

American United Life Pooled Equity Fund B

PROXY SOLICITED BY THE BOARD OF MANAGERS FOR A SPECIAL MEETING OF PARTICIPANTS OF American United Life Pooled Equity Fund B TO BE HELD ON FEBRUARY 2, 2004

[Participant]                                       Proxy Number _____________
[Address]                                           Contract Number: ___________
[City, State Zip Code]                              Units: _________

The undersigned Participant of American United Life Pooled Equity Fund B ("Fund B"), having received Notice of the Special Meeting of Participants of Fund B and the Proxy Statement/Prospectus accompanying such Notice, each dated November 30, 2003, hereby constitutes and appoints John C. Swhear and Richard M. Ellery, and each of them, as proxies of the undersigned, with power of substitution, to attend and to cast all votes entitled to be cast by the undersigned, for and in the name, place and stead of the undersigned, at the Special Meeting of Participants of Fund B on February 2, 2004 at 10:00 a.m., Eastern Standard Time, at the home office of American United Life Insurance Company at One American Square, Indianapolis, Indiana 46282, and at any and all adjournments thereof, with all powers the undersigned would possess if personally present.

All previous proxies given with respect to all votes entitled to be cast by the undersigned at the Special Meeting are hereby revoked. THE PROXIES WILL VOTE IN THE MANNER DIRECTED HEREIN, OR, IF NO DIRECTION HAS BEEN INDICATED, "FOR" THE PROPOSAL. The Board of Managers of Fund B recommends that this proxy be marked FOR the proposal. This proxy may be revoked at any time prior to the Special Meeting by executing a subsequent proxy, or by notifying the Assistant Secretary of Fund B in writing, or by voting in person at the Special Meeting.

Please mark, sign, date and return all proxy forms promptly in the enclosed envelope. Please sign exactly as your name appears on this form. To vote on the proposal, use blue or black ink, indicate your choice by marking an "X" in the appropriate box as follow: /X/




                                       II

THE PROXY FORM MUST BE SIGNED AND DATED FOR YOUR VOTE TO BE COUNTED.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      FOR               AGAINST              ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------

1. To approve an Agreement and Plan of Reorganization and related transactions whereby Fund B will be reorganized into a new sub-account of AUL American
     Unit Trust, a separate account registered under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. The sub-account will invest all of its assets in Class O shares of the OneAmerica Value
     Portfolio, a series of OneAmerica Funds, Inc., a mutual fund registered under the 1940 Act.


------------------------------------------------------------------------------------------------------------------------------------


Signature: _____________________            Signature: _____________________

Dated: _______________________